Document And Entity Information	12 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	NOAH EDUCATION HOLDINGS LTD.
Entity Central Index Key	0001411825
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	37,687,227

Consolidated Balance Sheets	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 CNY	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 CNY
Assets
Cash and cash equivalents	$ 62,794,879	405,874,701	$ 78,398,317	506,727,524
Short-term bank deposits	4,950,878	32,000,000		60,000,000
Investments	7,736,279	50,003,441		5,493,179
Accounts receivables, net of allowance of doubtful debts of RMB27,796,553 and nil as at June 30, 2010 and 2011, respectively	258,066	1,668,007		318,776,507
Related party receivables	7,353,941	47,532,200		437,203
Inventories	958,918	6,197,967		148,738,237
Prepaid expenses and other current assets	1,946,851	12,583,468		69,754,383
Deferred tax assets				131,362
Total current assets	85,999,812	555,859,784		1,110,058,395
Investments	2,002,506	12,943,200		29,875,954
Property, plant and equipment, net	26,598,739	171,920,948		144,249,822
Intangible assets, net	6,036,859	39,019,235		29,126,595
Goodwill	15,939,593	103,025,561		56,597,146
Deposits for investment	618,860	4,000,000		4,200,000
Deposits for property, plant and equipment	114,991	743,243
Deferred tax assets				2,058,180
Total assets	137,311,360	887,511,971		1,376,166,092
Liabilities and Shareholders' Equity
Accounts payables (including accounts payables of the consolidated variable interest entities ("VIEs") without recourse to Noah of nil and RMB40,130 as of June 30, 2010 and 2011 respectively)	438,709	2,835,594		79,128,081
Other payables and accruals (including other payables, accruals of the consolidated VIEs without recourse to Noah of RMB120,935 and RMB6,578,501 as of June 30, 2010 and 2011, respectively)	5,296,947	34,236,817		55,019,736
Advances from customers	35,200	227,516		9,804,405
Income tax payables (including income tax payables of the consolidated VIEs without recourse to Noah of nil and RMB3,597,881 as of June 30, 2010 and 2011 respectively)	886,838	5,732,080		329,151
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Noah of nil and RMB7,210,725 as of June 30, 2010 and 2011, respectively)	3,159,390	20,420,720		5,517,159
Total current liabilities	9,817,084	63,452,727		149,798,532
Non-current liabilities
Deferred tax liabilities	710,071	4,589,541		2,666,030
Deferred revenue	824,190	5,327,152		6,677,960
Total non-current liabilities	1,534,261	9,916,693		9,343,990
Total liabilities	11,351,345	73,369,420		159,142,522
Commitments and contingencies
Shareholders' Equity
Ordinary Shares, US $0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2010 and 2011; 37,613,701 and 36,427,851 shares issued and outstanding as of June 30, 2010 and 2011, respectively	2,290	14,799		15,195
Additional paid-in capital	161,334,529	1,042,785,726		1,049,366,056
Accumulated other comprehensive loss	(18,461,967)	(119,328,924)		(88,951,624)
Accumulated income (losses)	(23,874,476)	(154,312,678)		256,593,943
Total Noah Education Holdings Ltd. shareholders' equity	119,000,376	769,158,923		1,217,023,570
Non-controlling interest	6,959,639	44,983,628
Total equity	125,960,015	814,142,551		1,217,023,570
Total liabilities and shareholders' equity	$ 137,311,360	887,511,971		1,376,166,092

Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 CNY	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 CNY
Consolidated Balance Sheets [Abstract]
Accounts receivables, allowance of doubtful debts				27,796,553
Accounts payables of the consolidated VIEs without recourse to Noah		40,130
Other payables, accruals of the consolidated VIEs without recourse to Noah		6,578,501		120,935
Income tax payables of the consolidated VIEs without recourse to Noah		3,597,881
Deferred revenue of the consolidated VIEs without recourse to Noah		7,210,725
Shareholders' Equity
Ordinary Shares, par value	$ 0.00005		$ 0.00005
Ordinary Shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary Shares, shares issued	36,427,851	36,427,851	37,613,701	37,613,701
Ordinary Shares, shares outstanding	36,427,851	36,427,851	37,613,701	37,613,701

Consolidated Statements Of Income	12 Months Ended
	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2009 CNY
Consolidated Statements Of Income [Abstract]
Net revenue	$ 14,461,957	93,474,859	39,897,671	4,707,511
Cost of revenue	(6,703,105)	(43,325,518)	(18,493,517)	(3,967,377)
Gross profit	7,758,852	50,149,341	21,404,154	740,134
Research and development expenditures	(342,259)	(2,212,193)	(1,878,735)
Selling and marketing expenses	(615,751)	(3,979,909)	(3,390,773)
General and administrative expenses	(10,128,955)	(65,468,504)	(42,170,339)	(21,734,647)
Other operating expenses	(1,635,644)	(10,571,986)	(2,861,943)	(48,888)
Total operating expenses	(12,722,609)	(82,232,592)	(50,301,790)	(21,783,535)
Other operating income	852,815	5,512,172	278,595
Operating loss	(4,110,942)	(26,571,079)	(28,619,041)	(21,043,401)
Derivative gain				5,807,511
Impairment loss on investment	(682,217)	(4,409,508)
Interest income	290,887	1,880,147	9,134,152	5,307,899
Investment income	1,705,303	11,022,226	2,823,770	15,257,412
Other non-operating income (expenses)	(182,542)	(1,179,859)	5,962,349	6,203,615
Income (loss) before income tax	(2,979,511)	(19,258,073)	(10,698,770)	11,533,036
Income taxes expenses	(962,243)	(6,219,458)	(164,400)
Net income (loss) from continuing operations	(3,941,754)	(25,477,531)	(10,863,170)	11,533,036
Net income (loss) from discontinued operation	(59,180,822)	(382,515,241)	16,522,995	85,457,207
Net income (loss)	(63,122,576)	(407,992,772)	5,659,825	96,990,243
Net income attributable to non-controlling interest	(517,409)	(3,344,272)
Net income (loss) attributable to the Noah Education Holdings Ltd. shareholders	$ (63,639,985)	(411,337,044)	5,659,825	96,990,243
From continuing and discontinued operations
Basic	$ (1.73)	(11.16)	0.15	2.66
Diluted	$ (1.73)	(11.16)	0.15	2.66
From continuing operations
Basic	$ (0.12)	(0.78)	(0.28)	0.32
Diluted	$ (0.12)	(0.78)	(0.28)	0.31
From discontinued operation
Basic	$ (1.61)	(10.38)	0.43	2.34
Diluted	$ (1.61)	(10.38)	0.42	2.31
Weighted average ordinary shares outstanding
Basic	36,856,451	36,856,451	38,327,047	36,446,790
Diluted	37,091,472	37,091,472	39,201,389	37,069,492

Consolidated Statements Of Shareholders' Equity And Comprehensive Income		Ordinary Shares [Member] USD ( $)	Ordinary Shares [Member] CNY	Additional Paid-In Capital [Member] USD ( $)	Additional Paid-In Capital [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ( $)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Accumulated Income (Losses) [Member] USD ( $)	Accumulated Income (Losses) [Member] CNY	Sub-Total [Member] USD ( $)	Sub-Total [Member] CNY	Non-Controlling Interest [Member] USD ( $)	Non-Controlling Interest [Member] CNY	Comprehensive Income [Member] USD ( $)	Comprehensive Income [Member] CNY	Total USD ( $)	Total CNY
Beginning balance at Jun. 30, 2008			15,349		1,169,618,982		(89,949,455)		205,248,312		1,284,933,188				59,746,842		1,284,933,188
Beginning balance, shares at Jun. 30, 2008			38,063,201
Share repurchase			(883)		(62,461,110)						(62,461,993)						(62,461,993)
Share repurchase, shares			(2,585,138)
Exercise of share options			38		661,926						661,964						661,964
Exercise of share options, shares			111,057
Net income (loss)									96,990,243		96,990,243				96,990,243		96,990,243
Share-based compensation					8,173,461						8,173,461						8,173,461
Cumulative translation adjustment							(3,682,983)				(3,682,983)				(3,682,983)		(3,682,983)
Dividend to ordinary shareholders (US $0.56 per share)					(86,215,226)				(51,304,437)		(137,519,663)						(137,519,663)
Ending balance at Jun. 30, 2009			14,504		1,029,778,033		(93,632,438)		250,934,118		1,187,094,217				93,307,260		1,187,094,217
Ending balance, shares at Jun. 30, 2009			35,589,120
Issue of shares, value			905		37,384,095						37,385,000						37,385,000
Issue of shares, shares			2,647,743
Share repurchase			(477)		(38,698,132)						(38,698,609)						(38,698,609)
Share repurchase, shares			(1,394,300)
Exercise of share options			263		10,506,239						10,506,502						10,506,502
Exercise of share options, shares			771,138
Net income (loss)									5,659,825		5,659,825				5,659,825		5,659,825
Share-based compensation					10,395,821						10,395,821						10,395,821
Cumulative translation adjustment							(4,714,440)				(4,714,440)				(4,714,440)		(4,714,440)
Unrealized gain (loss) on available-for-sale investment							9,395,254				9,395,254				9,395,254		9,395,254
Ending balance at Jun. 30, 2010			15,195		1,049,366,056		(88,951,624)		256,593,943		1,217,023,570				10,340,639		1,217,023,570
Ending balance, shares at Jun. 30, 2010			37,613,701
Issue of shares as employee compensation, value			49		2,429,120						2,429,169						2,429,169
Issue of shares as employee compensation, shares			150,000
Share repurchase			(458)		(18,404,391)						(18,404,849)						(18,404,849)
Share repurchase, shares			(1,375,478)
Exercise of share options			13		386,445						386,458						386,458
Exercise of share options, shares			39,628
Net income (loss)									(411,337,044)		(411,337,044)		3,344,272		(407,992,772)	(63,122,576)	(407,992,772)
Share-based compensation																1,769,570	11,437,616
Share-based compensation excluding CEO compensation					9,008,496						9,008,496						9,008,496
Cumulative translation adjustment							(17,854,046)				(17,854,046)				(17,854,046)		(17,854,046)
Unrealized gain (loss) on available-for-sale investment							(12,523,254)				(12,523,254)				(12,523,254)		(12,523,254)
Acquisition of subsidiaries (Note)	[1]								430,423		430,423		41,639,356				42,069,779
Ending balance at Jun. 30, 2011		$ 2,290	14,799	$ 161,334,529	1,042,785,726	$ (18,461,967)	(119,328,924)	$ (23,874,476)	(154,312,678)	$ 119,000,376	769,158,923	$ 6,959,639	44,983,628	$ (67,822,398)	(438,370,072)	$ 125,960,015	814,142,551
Ending balance, shares at Jun. 30, 2011		36,427,851

[1]	Statutory Surplus Reserve of acquired subsidiaries in the People's Republic of China of approximately RMB430,000 was included in the retained earnings.

Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Parenthetical)	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2009 USD ( $)
Consolidated Statements Of Shareholders' Equity And Comprehensive Income [Abstract]
Dividend to ordinary shareholders		$ 0.56
Acquisition of subsidiaries, surplus reserve	430,000

Consolidated Statements Of Cash Flows	12 Months Ended
	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2009 CNY	Jun. 30, 2010 LNS [Member] CNY	Jun. 30, 2011 Wentai Education Group [Member] USD ( $)	Jun. 30, 2011 Wentai Education Group [Member] CNY
Cash flows from operating activities:
Net income (loss)	$ (63,122,576)	(407,992,772)	5,659,825	96,990,243
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of intangible assets	1,279,268	8,268,550	6,895,938	5,779,198
Depreciation of property, plant and equipment	2,668,021	17,244,752	10,827,312	4,901,623
Allowance for doubtful debts (net)	3,431,075	22,176,752	21,262,662	854,033
Write-down of excess and obsolete inventories	323,859	2,093,266	9,667,136	2,131,102
Loss on disposal of property, plant and equipment	205,321	1,327,093	696,290	13,187
Impairment loss on intangible assets	145,846	942,678	264,227
Share-based compensation	1,769,570	11,437,616	10,395,821	8,173,461
Derivative gain				(5,807,511)
Loss (gain) on trading investments, net	(101,162)	(653,861)	(868,255)	1,428,850
Unrealized exchange difference	(426,259)	(2,755,126)	(4,290,296)	(3,620,484)
Impairment loss on inventory	12,750,251	82,411,247
Impairment loss on account receivables	25,173,717	162,710,320
Gain on disposal of ELP (as defined in note 11) business	(1,846,697)	(11,936,125)
Impairment loss on available-for-sale investment	682,217	4,409,508
Changes in current assets and liabilities:
Trading investments	951,039	6,147,040	3,354,018	3,467,425
Accounts receivable	13,804,665	89,226,454	(158,332,518)	(10,779,438)
Related party receivables	25,562	165,218	190,423	78,462
Inventories	4,155,351	26,858,112	(399,894)	(69,110,434)
Prepaid expenses and other current assets	6,109,205	39,486,852	187,521	(11,034,028)
Deferred tax assets	338,754	2,189,542	808,067	83,085
Accounts payables	(9,805,636)	(63,378,727)	(5,572,429)	47,733,636
Other payables and accruals	(4,134,274)	(26,721,883)	(14,806,402)	14,441,414
Advances from customers	181,717	1,174,529	2,831,761	482,643
Deferred revenue	116,152	750,752	4,449,056	(3,448,578)
Income tax payables	838,651	5,420,618	(564,214)	(316,440)
Deferred tax liabilities	(25,961)	(167,801)	(1,071,396)
Net cash provided by (used in) operating activities	(4,512,324)	(29,165,396)	(108,415,347)	82,441,449
Cash flows from investing activities:
Acquisition of property, plant and equipment	(2,805,303)	(18,132,076)	(20,361,429)	(96,829,444)
Acquisition of intangible assets	(561,921)	(3,631,976)	(7,825,000)	(3,736,744)
Acquisition of the Little New Star Education Group ("LNS") (note 10)			(4,485,215)
Acquisition of the Wentai Education Group (note 10)	(5,458,855)	(35,283,311)
Disposal of subsidiaries (note 11)	4,338,374	28,041,081
Deposits for investment	(618,860)	(4,000,000)	(4,200,000)	(21,581,952)
Decrease (increase) in held-to-maturity investments	(6,807,457)	(44,000,000)		747,000,000
Increase in investments			(20,480,700)
(Increase) decrease in short-term bank deposits	4,332,019	28,000,000	214,200,000	(274,200,000)
Net cash provided by (used in) investing activities	(7,582,003)	(49,006,282)	156,847,656	350,651,860
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	8	49
Proceeds from exercise of shares options	59,791	386,458	10,506,502	661,964
Shares repurchase	(2,847,505)	(18,404,849)	(38,698,609)	(62,461,993)
Dividend paid to ordinary and preference shareholders				(137,519,663)
Repayment of short term borrowings	(232,072)	(1,500,000)	(7,000,000)
Net cash used in financing activities	(3,019,778)	(19,518,342)	(35,192,107)	(199,319,692)
Effect of exchange rate changes on cash and cash equivalents	(489,333)	(3,162,803)	(424,144)	(85,011)
Net increase (decrease) in cash and cash equivalents	(15,114,105)	(97,690,020)	13,240,202	233,773,617
Cash and cash equivalents at the beginning of year	78,398,317	506,727,524	493,911,466	260,222,860
Cash and cash equivalents at the end of year	62,794,879	405,874,701	506,727,524	493,911,466
Supplemental disclosure of cash flow information:
Income taxes paid (refund)	77,461	513,598	(803,368)	488,238
Non-cash investing and financing activities:
Derivative gain				5,807,511
Acquisition of property, plant and equipment funded through other payables and accruals				9,833,622
Acquisition of LNS through issue of shares			37,385,000
Acquisition through settlement of deposits for investment					21,581,952	$ 649,803	4,200,000

Company Information	12 Months Ended
Jun. 30, 2011
Company Information [Abstract]
Company Information
1.	Company information

Noah Education Holdings Ltd. (the "Company"), its subsidiaries and variable interest entities ("VIEs") (hereinafter collectively referred to as the "Group") is engaged in the business of providing after-class tutoring service and kindergarten education in the People's Republic of China (the "PRC").

The Group was also previously engaged in Electronic Learning Products ("ELP") business, which provided interactive electronic educational materials, developing and providing content targeting primarily Chinese elementary, middle and high school students in the PRC with content focused on interactive, multimedia learning materials that complement the Chinese national and local school curricula, covering subjects such as English, Chinese, physics, chemistry, geography and history. Such ELP business was discontinued with effect from June 8, 2011 (See note 11). All previously reported financial information has been revised to conform to the current presentation accordingly.

As of June 30, 2011, details of the Group's major subsidiaries are as follows:

Name of subsidiary	Place of establishment and operation	Percentage of ownership	Principal activities
Beijing Noah Zhi Yuan Education Consulting Co. Ltd. ("BJNZY")	PRC	100%	Inactive

Bright Sound Electronic Technology (Shenzhen) Co., Ltd. ("BSTS")	PRC	100%	Inactive

Bright Sound Limited	British Virgin Islands ("BVI")	100%	Investment holding

Changsha Furong District Nan Ming Yuan Little New Star Kindergarten	PRC	100%	Kindergarten education

Changsha High-Tech Development Zone Xinya Electronic Technology Co., Ltd.	PRC	100%	Research and development, and distribution of educational software contents

Changsha Leiseng Education Software Co., Ltd. ("Changsha Leiseng")	PRC	No direct ownership; VIE	Sales of English training materials to primary schools and franchisees

Changsha Little New Star Animation Digital Technology Co., Ltd. ("Animation Digital")	PRC	100%	Sales of English training materials to kindergartens, franchisees and developing franchised-schools

Changsha Little New Star Stationary Development Co., Ltd.	PRC	100%	Sales of English training materials to primary schools and franchisees

Changsha Mei Lin Shui Jun Kindergarten	PRC	100%	Kindergarten education

Changsha Mei Wen Education Investment Management (Service) Co., Ltd.	PRC	100%	Investment holding

Changsha Tianxin District Little New Star School	PRC	100%	After-class tutoring services

Changsha Tianxin District New Star English Training School	PRC	100%	After-class tutoring services

Name of subsidiary	Place of establishment and operation	Percentage of ownership	Principal activities
Chengdu Shidai Noah Education Software Co., Ltd. ("CDSD")	PRC	100%	Inactive

Chengdu Shidai Noah Information Technology Co., Ltd.	PRC	100%	Inactive

Global Ring Limited	Hong Kong ("HK")	100%	Investment holding

Guangzhou Zhougda Foundation Education Investment Management Co., Ltd.	PRC	100%	Investment holding

Noah Education Technology (Shenzhen) Co., Ltd. ("NETS")	PRC	100%	Investment holding

Shanxi Datong Little New Star Foreign Language School	PRC	100%	After-class tutoring services

Shenzhen New Noah Education Investment Development Co., Ltd.	PRC	100%	Provision of educational services, research and development, and distribution of educational software

Shenzhen Wentai Education Industry Development Co., Ltd.	PRC	70%	Investment holding

Shenzhen Wentai Investment Co., Ltd. ("Wentai Investment")	PRC	No direct ownership; VIE	Investment holding

Trump Global Limited	HK	100%	Investment holding

Win Bright Creation Limited	HK	100%	Investment holding

Xiangtan Yuetang District Little New Star English School	PRC	100%	After-class tutoring services

VIE arrangements

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of online operations and primary and secondary educational services business. Accordingly, the Group conducts its operations in China principally through contractual arrangements among its PRC subsidiaries, two PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals. The contractual arrangements include a series of contracts entered into between the Group's PRC subsidiaries and the equity shareholders of these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, software development and maintenance agreement, technology supporting and consulting, service agreements, operation and management agreement and content providing agreement. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from the subsidiaries of these PRC affiliated entities; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries and (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements.

To comply with PRC laws and regulations relating to foreign ownership restrictions, the Group currently conduct its primary and secondary education services business in China through contractual arrangements with Changsha Leisen, Wentai Investment (collectively referred as the "Two PRC Affiliated Entities") and the equity holders of the Two PRC Affiliated Entities, who are PRC nationals. To provide the Company effective control over the Two PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Two PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered between Leisen Education, Wentai Investment and their direct equity holders respectively.

Agreements that provide effective control over Leisen Education

Equity Pledge Agreement. Pursuant to the equity pledge agreement between Animation Digital and Mr. Dong Xu, the shareholder of Leisen Education, who pledged all of his equity interest in Leisen Education to Animation Digital to guarantee the performance of Leisen Education's obligations under the software development and maintenance agreement, the exclusive technology supporting and consulting service agreement and the content providing agreement. If Leisen Education or Mr. Dong Xu breaches its respective contractual obligations, Animation Digital, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Mr. Dong Xu agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on his equity interest in Leisen Education without the prior written consent of Animation Digital.

Option Agreement. Under the option agreement between Mr. Dong Xu and Animation Digital, Mr. Dong Xu irrevocably granted Animation Digital or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Leisen Education within ten years upon the effectiveness of the option agreement. The price for such option is RMB10,000. The exercise price for purchasing all of the share capital of Leisen Education is RMB2,788,727.

Loan Agreement. Pursuant to the loan agreement between Animation Digital and Mr. Dong Xu, Animation Digital agreed to grant a loan of RMB2,788,727 at zero interest to Mr. Dong Xu for his investment in the share capital of Leisen Education. Mr. Dong Xu agreed to repay the loan upon the receipt of the repayment notification of Animation Digital at any time. The loan can be repaid only with the proceeds from sale of the Mr. Dong Xu's equity interest in Leisen Education to Animation Digital.

Power of Attorney. Mr. Dong Xu, the controlling shareholder of Leisen Education, has each executed a power of attorney to any person designated by Animation Digital to authorize such person to vote as his attorney-in-fact on all of the matters of Leisen Education requiring shareholder approval. The term of each of this power of attorney is ten years from the date thereof.

Agreements that transfer economic benefits to the Company

Software Development and Maintenance Agreement. Pursuant to the software development and maintenance agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to develop software related to the website owned and operated by Leisen Education (www.littlestar.com.cn), and to provide subsequent software maintenance and management services to Leisen Education. The software developed by Animation Digital thereunder remains the property of Animation Digital, but is exclusively licensed to Leisen Education. Leisen Education agrees to pay annual service fees of 40% of its total annual revenue to the Company. The term of this agreement is ten years from the date thereof.

Exclusive Technology Supporting and Consulting Service Agreement. Pursuant to the exclusive technology supporting and consulting service agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education technology supporting and consulting services related to the business operations of Leisen Education. Any and all intellectual property created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Animation Digital agrees to pay annual service fees of 40% of its total annual revenue to the Company. The term of this agreement is ten years from the date thereof.

Content Providing Agreement. Pursuant to the content providing agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education the content needed for the website owned and operated by Leisen Education (www.littlestar.com.cn). Any and all intellectual properties created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Leisen Education agrees to pay annual service fees of 10% of its total annual revenue to the Company. The term of this agreement is ten years from the date thereof.

Contractual arrangements with Wentai Investment and Its Shareholders

The Company's relationships with Wentai Investment and its shareholders are governed by a series of contractual arrangements. Under PRC laws, each of Wentai Investment and Wentai Education is an independent legal person and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between Wentai Investment and Wentai Education, Wentai Investment does not transfer any other funds generated from its operations to Wentai Education.

Agreements that Provide Effective Control over Wentai Investment

Equity Pledge Agreement. Pursuant to the equity pledge agreement dated April 23, 2010 between Wentai Education and the shareholders of Wentai Investment, namely Mr. Dong Xu and Mr. Qicai Du, each shareholder pledged all of his equity interest in Wentai Investment to Wentai Education to guarantee the performance of service agreements by Wentai Investment and its schools that they had entered into with Wentai Education. Separately, Wentai Education has entered into an equity pledge agreement with Wentai Investment on April 23, 2010, pursuant to which Wentai Investment pledged all of its 67% equity interest in Zhongda Foundation to Wentai Education for the same purpose. If Wentai Investment or any of its shareholders breaches its respective contractual obligations under the equity pledge agreements, Wentai Education, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests. Wentai Investment and its shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in Zhongda Foundation and Wentai Investment, respectively, without the prior written consent of Wentai Education.

Option Agreement. Under the option agreement dated April 23, 2010 between the shareholders of Wentai Investment and Wentai Education, the shareholders of Wentai Investment irrevocably granted Wentai Education or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Wentai Investment within 20 years upon the effectiveness of the option agreement. The exercise price for purchasing all of the share capital of Wentai Investment is RMB30 million.

Loan Agreement. Pursuant to the loan agreement between dated March 12, 2010 Wentai Education and the shareholders of Wentai Investment, Wentai Education agreed to lend RMB21 million (US $3. 2 million) to Mr. Dong Xu and RMB9 million (US $1.4 million) to Mr. Qicai Du for their investment in the share capital of Wentai Investment. The loan is interest-free and with a term of 20 years. Mr. Dong Xu and Mr. Qicai Du agreed to repay the loan upon the receipt of the repayment notification of Wentai Education at any time. The loan can be repaid only with the proceeds from sale of the equity interests in Wentai Investment to Wentai Education.

Operation and Management Agreement. Pursuant to the operation and management agreement dated April 23, 2010 among Wentai Education, Wentai Investment and the shareholders of Wentai Investment, Mr. Dong Xu and Mr. Qicai Du, Wentai Education will provide policy directions and instructions on Wentai Investment's daily operations and financial management. The shareholders of Wentai Investment must designate the candidates recommended by Wentai Education as their representatives on Wentai Investment's board of directors, and Wentai Investment must appoint such candidates. Wentai Investment must also appoint any candidate nominated by Wentai Education to be its senior executive. In addition, Wentai Education agrees to guarantee Wentai Investment's performance under any business agreements or arrangements with any third party. Moreover, Wentai Investment agrees that without the prior consent of Wentai Education, Wentai Investment will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Wentai Investment and Zhongda Foundation, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of this agreement is twenty years from the date thereof.

Power of Attorney. Mr. Dong Xu and Mr. Qicai Du, the only shareholders of Wentai Investment, have each executed a power of attorney to any person designated by Wentai Education to authorize such person to vote as his attorney-in-fact on all of the matters of Wentai Investment requiring shareholder approval. The term of each of these powers of attorney is twenty years from the date thereof.

Agreements that Transfer Economic Benefits to the Company

Service Agreement. Pursuant to the service agreement dated October 28, 2010 between Wentai Education and Wentai Investment, Wentai Investment agreed to pay Wentai Education an annual service fee of 95% of its annual net income. Pursuant to service agreements between Wentai Education and schools held by Wentai Investment or Zhongda Foundation Education, each of the schools agreed to pay Wentai Education an annual service fee of 17% of its total annual revenues. Wentai Investment and these schools irrevocably and exclusively retain Wentai Education as their provider of support and advisory services on education management. Any intellectual property developed during the performance of the agreements remain the property of Wentai Education. The term of the service agreements is 20 years from the date thereof.

These contractual arrangements allow the Group to effectively control the Two PRC Affiliated Entities and their subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Two PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Two PRC Affiliated Entities, the Group has consolidated the financial results of the Two PRC Affiliated Entities and their subsidiaries.

However, there are certain risks related to the VIEs arrangements, which include but are not limited to the following:

•	If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;

•

The Group rely on contractual arrangements with the VIEs and its equity holders for substantially all of its China operations, which may not be as effective as direct ownership in providing operational control; and

•

The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

In June 2009, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The Company adopted the new guidance for the year ended June 30, 2011.

The Company, through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs' economic performance and (2) the right to receive benefits from the VIEs. The Company will continue to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, has no accounting impact.

The VIEs are principally engaged in the provision of educational services in the PRC.

The financial information of the Company's VIEs and VIEs' subsidiaries as of June 30, 2010 and 2011 and for the years ended June 30, 2010 and 2011 is as follows. The Company did not have any VIE arrangement for the year ended June 30, 2009.

	As of June 30,
	2010	2011
	RMB	RMB
Total assets	25,227,236	147,887,140
Total liabilities	4,635,424	83,743,672

	Year Ended June 30,
	2010	2011
	RMB	RMB
Net Revenues	20,408,152	68,275,955
Net Income	11,253,040	18,073,609
Net cash provided by (used in) operating activities	1,944,389	(1,900,731)
Net cash used in investing activities	(10,855)	(3,555,083)

The Group's consolidated assets do not include any collateral for Leisen Education's and Wentai Investment's obligations.

There was no pledge or collateral of the assets either in Leisen Education or Wentai Investment. Creditors of Leisen Education have no recourse to the general credit of Animation Digital or the Company, which is the primary beneficiary of Leisen Education. Creditors of Wentai Investment have no recourse to the general credit of Wentai Education or the Company, which is primary beneficiary of Wentai Investment.

Summary Of Significant Accounting Policies	12 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	Summary of significant accounting policies

(a)	Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries and VIEs for which the Company is the primary beneficiary. All significant transactions and balances among the Company and its subsidiaries and VIEs have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of during the year are included in the consolidated statements of operations from the effective date of acquisition or up to the effective date of disposal, as appropriate.

(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Group evaluates its estimates, including those related useful lives of intangible assets and property, plant and equipment, fair value of investments, the fair value and useful lives of the assets and intangible assets acquired in business combinations, valuation of goodwill and intangible assets, valuation of share options and allowance for doubtful debts, among others. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

(d)	Foreign currency translation

The functional currency of the Company is the United States dollar ("US $"). Assets and liabilities are translated at the exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statement of shareholders' equity and comprehensive income. The Group has chosen the Renminbi ("RMB") as its reporting currency.

The functional currency of the Company's subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing on the dates of the transactions. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations.

The translations of RMB amounts as of and for the year ended June 30, 2011 into US $ are included solely for the convenience of the reader and were calculated at the rate of US $1.00 = RMB6.4635, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on June 30, 2011. This convenience translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US $ at that rate or at any other rate.

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less from the date of deposit.

(f)	Short-term bank deposits

Short-term bank deposits are cash in bank which have maturities of more than three months but less than one year from the date of deposit.

(g)	Investments

Investments represent the Group's investments in equity securities and or unlisted investment fund, and are classified as trading investments, held-to-maturity investment, available-for-sale investment or investments at cost. Investments in equity securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities. Investments in unlisted investment fund are classified as held-to-maturity and measured at amortised cost only if the Group has the positive intent and ability to hold those investment fund to maturity. Investments classified as trading investments are recorded at fair value with unrealized holding gains and losses recorded in the net income. The fair value of the Group's investments classified as trading is based on the quoted market price on the last business day of the fiscal year. Available-for-sale investment is recorded at fair value with unrealized changes in fair value recorded in the accumulative other comprehensive income. The fair value of Group's available-for-sale investment is determined by applying combination of income and market approach, based on a number of unobservable input.

For unlisted investment fund classified as held-to-maturity measured at amortised cost, the Group needs to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the unlisted investment fund shall be written down to fair value as a new cost basis and the amount of the written down shall be included in earnings.

The Group's investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method. Dividends and other distributions of earnings from investees, if any, are included in income when declared. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

(h)	Inventories

Inventories are stated at the lower of cost and market value. Cost is calculated using the weighted average method. The Group estimates the write-down of excessive, slow moving and obsolete inventories as well as inventory whose carrying value is in excess of market value.

(i)	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any identified impairment loss.

Depreciation is calculated on a straight-line basis over the following estimated useful lives after taking into account the residual values. Estimated useful lives are:

Buildings	20 years
Leasehold improvements	Shorter of term of the lease or 5 years
Machinery	3-5 years
Office equipment	5 years
Computer equipment	3-5 years
Motor vehicles	5 years

The asset's residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

The Group reassesses annually the residual values and the useful life of the property, plant and equipment and if the expectation differs from the original estimate, such difference will impact the depreciation in the year in which such estimate has been changed.

(j)	Intangible assets

Acquired intangible assets includes patents, trademarks, licenses, mini lamb video series, franchise agreement, non-competition agreement and copyrights are measured initially at cost and amortized on as straight-line basis over their estimated useful lives.

The Company is currently amortizing its acquired intangible assets with definite lives over periods ranging from 1 to 15 years.

Intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

(k)	Impairment of long-lived assets

The Group reviews property, plant, and equipment and certain identifiable intangibles, excluding goodwill, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. If property, plant, and equipment and certain identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair market value.

No impairment of property, plant and equipment was recognized for the years ended June 30, 2009, 2010 and 2011. An impairment loss of RMB264,227 and RMB942,678 (US $145,846) on intangible assets was recognized and recorded in general and administrative expenses during the year ended June 30, 2010 and 2011 respectively related to patents or copyrights no longer being used as a result of a training school deregistered during 2010 and disposal of ELP business during 2011.

(l)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise.

Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill. Management performed an annual goodwill impairment test as of June 30, 2010 and 2011, and no impairment loss was required. The change in the carrying amount of goodwill by segments for the year ended June 30, 2010 and 2011 is as follows:

	LNS	Wentai	Total
	RMB	RMB	RMB
Balance as of July 1, 2009	—	—	—
Additions from business acquisitions (note 10)	56,597,146	—	56,597,146

Balance as of June 30, 2010 and July 1, 2010	56,597,146	—	56,597,146
Additions from business acquisitions (note 10)	—	46,428,215	46,428,415

	56,597,146	46,428,215	103,025,561

Balance as of June 30, 2011 (US $)	8,756,424	7,183,169	15,939,593

(m)	Fair value of financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, short-term bank deposits, accounts receivables, related party receivables, investments, other current assets, accounts payable and other payables. The fair values of these financial instruments approximate their carrying amounts due to the short-term nature of these instruments.

Trading investments are recorded at its fair value, with reference to quoted prices in active markets.

The available-for-sale investment is recorded at its fair value, categorized into Level 3, derived from valuation techniques as discussed below.

Fair Value Hierarchy

The Company follows a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(n)	Revenue recognition

Revenue is only recognized when persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sale price is fixed or determinable, and collection is reasonably assured. If the arrangement is subject to customer acceptance, the revenue is deferred and recognized until acceptance occurs.

(n)	Revenue recognition - continued

The Group generates its revenues from the following:

(i)	Tuition fee income

The Group provides private education services to private kindergartens, primary and secondary school students and English Language training to kids. The prepaid tuition fees are recorded as deferred revenue upon receiving the upfront cash payments, and recognized as revenue ratably over the course of the tuition programs.

(ii)	Franchising fee

The Group generates revenue by franchising schools under the brand name of Little New Star. Initial franchise fee represents provision of initial setup services. Initial franchising fee is recognized as revenue upon the opening of the schools as the initial franchising fees are non-refundable and the Group does not have significant continuing obligations related to the initial franchising fee after the schools are opened.

(iii)	Continuing support fee

The Group provides continuing supporting services to the franchise schools including marketing and advertising services. The continuing support fee is received upfront and the revenue is deferred and evenly recognized over the life period of the continuing supporting service agreement.

(iv)	Teaching materials

The Group's teaching materials consist of textbooks and assisting teaching books and software. The Group considers its customers to be the franchised school operators and does not sell directly to end-users. Revenue from teaching materials is generally recognized when goods are delivered and title has passed to the franchised school operators and collectability is reasonably assured. No refund or return is allowed upon delivery of teaching materials to the franchised schools.

The Company's subsidiaries are subject to value added tax ("VAT") of 17% on revenue from electronic learning devices and 13% on revenue from teaching materials or business tax ("BT") of 5% on the revenue earned for services rendered in the PRC.

(o)	Software development costs

Costs related to research and development are generally charged to expense as incurred. Capitalization of development costs for software to be sold or marketed begins when a product's technological feasibility has been established. In most instances, the Group's products are released soon after technological feasibility has been established. Therefore, costs incurred subsequent to achievement of technological feasibility are usually not significant, and generally all software development costs have been immediately expensed.

The Group expenses all internal software and website development costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and websites content. Costs incurred during the application development stage are capitalized if material. All website and software development costs have been expensed as incurred as there were no significant costs incurred for development of internal software and website during the application development stage.

(p)	Advertising costs

The Group expenses advertising costs as incurred.

No advertising costs were incurred for the years ended June 30, 2009, 2010 and 2011 for continuing operations.

(q)	Cost of revenue

Cost of sale of teaching materials consists primarily of cost of raw materials and other related incidental expenses which are directly attributable to the production of the course material designated to the training courses provided by the schools.

Cost of revenue for tuition fee income mainly consists primarily of labour cost, rental expenses, depreciation and other related cost to rendering these services.

(r)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Rentals payable under operating leases are charged to the statements of operations on a straight-line basis over the term of the relevant lease.

(s)	Retirement benefit costs

The employees of the Group are members of state-managed retirement benefit schemes operated by the local governments. The Group is required to contribute a specified percentage of their payroll costs to the retirement benefit scheme to fund the benefits. The only obligation of the Group with respect to the retirement benefit scheme is to make the specified contributions. The total costs charged to the consolidated statements of income were RMB1,512,408, RMB4,738,917 and RMB6,169,297 (US $954,482) for the years ended June 30, 2009, 2010 and 2011, respectively, representing contributions payable to this scheme for the corresponding period.

(t)	Government subsidies

The Group receives government subsidies in relation to refund of VAT to encourage development in the software industry, which amounted to nil, RMB278,595 and RMB1,038,507 (US $160,673) for the years ended June 30, 2009, 2010 and 2011, respectively. The Company recorded the government subsidies as other operating income when all conditions to qualify for the receipt of the government subsidies have been met.

(u)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, in income tax expenses.

(v)	Share-based compensation

The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The fair value of stock options granted is determined using the Black-Scholes valuation model. The fair value of shares granted is determined as the market price of the shares at grant date.

The Company recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award.

(w)	Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income is reported in the consolidated statement of shareholder's equity and comprehensive income.

(x)	Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to Noah Education Holdings Ltd's shareholders by the weighted average number of common shares outstanding during the year. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. The Company's dilutive securities consist of outstanding share options. Certain common share equivalents (e.g. share options) are excluded from calculation of diluted net income (loss) per share as their effect is anti-dilutive.

(y)	Dividend

Dividends are recognized when declared.

(z)	Concentration of credit risk

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Group has invested in financial products with a small number of financial institutions and these financial institutions also have high-credit ratings and quality.

The Group conducts credit evaluations of customers. The Group establishes an allowance for doubtful debts based upon estimates, factors surrounding the credit risk of specific customers and other information. As a result of the Group's credit evaluation, allowance for doubtful debts was RMB27,796,553 and nil as of June 30, 2010 and 2011, respectively. As of June 30, 2010 and 2011, there were no customers who accounted for 10% or more of the Group's accounts receivables.

(aa)	Business combinations

Business combinations are recorded using the acquisition method of accounting. On July 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From July 1, 2009, the assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business combination is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from July 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations. For business acquired in the periods prior to July 1, 2009, contingent consideration was not recorded until the contingency was resolved.

(ab)	Non-controlling interest

Non-controlling interest has been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

Recently Issued Accounting Pronouncements	12 Months Ended
Jun. 30, 2011
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Pronouncements
3.	Recently issued accounting pronouncements

ASC 820-10 "Fair Value Measurements and Disclosures," ("ASC 820-10") was amended in January 2010 to require additional disclosures related to recurring and nonrecurring fair value measurements. The guidance requires disclosure of transfers of assets and liabilities between Levels 1 and 2 of the fair value hierarchy, including the reasons and the timing of the transfers, and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of the assets and liabilities measured under Level 3 of the fair value hierarchy. The guidance was effective for the Company beginning on December 27, 2009, except for certain disclosures about purchases, sales, issuances, and settlements related to Level 3 fair value measurements, which were effective for the Company beginning on January 2, 2011. The disclosure guidance adopted on December 27, 2009 and January 2, 2011 did not have a material impact on our consolidated financial statements.

In May 2011, ASC 820-10 was further amended to clarify certain disclosure requirements and improve consistency with international reporting standards. This amendment is to be applied prospectively and is effective for the Company beginning January 1, 2012. The Company does not expect its adoption to have a material effect on its consolidated financial statements.

In December 2010, the FASB issued Accounting Standards Update ("ASU") No. 2010-28, "When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts" ("ASU 2010-28"). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. This eliminates an entity's ability to assert that a reporting unit is not required to perform Step 2 because the carrying amount of the reporting unit is zero or negative despite the existence of qualitative factors that indicate the goodwill is more likely than not impaired. ASU 2010-28 is effective for fiscal and interim periods beginning after December 15, 2010. The Company does not believe that the adoption of this standard will have a material impact on its consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-29, "Disclosure of Supplementary Pro Forma Information for Business Combinations" ("ASU 2010-29"). ASU 2010-29 specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of this standard will not have any material impact on the Company's consolidated financial statements.

ASC 220, " Comprehensive Income ," was amended in June 2011 to require entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendment does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income under current ASC 220. This guidance is effective for the Company's fiscal year and interim periods beginning July 1, 2012. The Company is currently evaluating the impact of this guidance.

Investments	12 Months Ended
Jun. 30, 2011
Investments [Abstract]
Investments
4.	Investments

The Group's investments are classified into:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US $
Current:
Trading investments (at fair value) (Level 1)	5,493,179	—	—
Held-to-maturity investment (at cost less impairment)	—	50,003,441	7,736,279

	5,493,179	50,003,441	7,736,279

Non-current:
Available-for-sale investment (at fair value) (Level 3)	23,048,725	10,525,471	1,628,448
Investment (at cost less impairment)	6,827,229	2,417,729	374,058

	29,875,954	12,943,200	2,002,506

(Loss) gain on trading investments has been included in investment income in the consolidated statements of income and is consisted of the following:

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
Realized gain	399,408	—	(653,861)	(101,162)
Unrealized (loss) gain	(1,828,258)	868,255	—	—

Total	(1,428,850)	868,255	(653,861)	(101,162)

As of June 30, 2011, the Group's held-to-maturity investments represent investments in unlisted investment fund which have maturities of three months or less from the date of purchase and measured at cost less any identified impairment.

As of June 30, 2011, the Group's available-for-sale investment at fair value represents investment in Series A Preferred Stock of Franklin and the estimation of fair value is determined by using a combination of income and market approach. Under the income approach, it uses cash flow projections based on the forecast covering a five-year period and a terminal value at the end of the fifth year with a discount rate of 19% determined based on the weighted average cost of capital. Cash flow projections during the budget period for the investment are based on the expected gross margins during the budget period. Budgeted gross margins were determined based on past performance and the management's expectations for the market development.

The market approach is performed by utilizing the trading multiples including the market value of invested capital over sales and market value of invested capital over gross profit as at June 30, 2011.

The fair value of available-for-sale was determined using the midpoint of the values from the two approaches above after applying 19% marketability discount based on restricted stock studies having considered the size and profitability of the investment. There has been no transfer between Level 1 and Level 2.

Available-for-sale investment
RMB
Balance as at July 1, 2009	—
Additions during the year	13,653,471
Unrealized gain (note)	9,395,254

Balance as at June 30, 2010 and July 1, 2010	23,048,725
Unrealized loss (note)	(12,523,254)

Balance as at June 30, 2011	10,525,471

Balance as at June 30, 2011 (US $)	1,628,448

Note:	Unrealized gain (loss) on available-for-sale investment at fair value has been included in the accumulated other comprehensive income in the consolidated statements of shareholders' equity and comprehensive income.

As of June 30, 2011, the Group's investment at cost less impairment represents investment in Series B Preferred Stock of Franklin. The Company estimates the fair value of the investment in Series B Preferred Stock of Franklin by utilizing income approach through the application of option-pricing method. The valuation technique is based on a number of estimates and assumptions, including the appropriate discount rates, volatility and dividend yield. For the year ended June 30, 2011, the Group recorded an impairment loss of RMB4,409,508 (US $682,217) on investment in Series B Preferred Stock of Franklin, because the cost of investment was less than the fair value.

Accounts Receivables, Net Of Allowance	12 Months Ended
Jun. 30, 2011
Accounts Receivables, Net Of Allowance [Abstract]
Accounts Receivables, Net Of Allowance
5.	Accounts receivables, net of allowance

	As of June 30,
	2010	2011	2011
	RMB	RMB	US $
Accounts receivables	346,573,060	1,668,007	258,066
Less: allowance for doubtful debts	(27,796,553)	—	—

	318,776,507	1,668,007	258,066

The movements of the allowance for doubtful debts during the years are as follow:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US $
Balance at the beginning of year	8,487,165	27,796,553	4,300,542
Additions	21,262,662	31,764,219	4,914,399
Recovered	—	(9,587,467)	(1,483,324)
Write-offs	(1,953,274)	—	—
Disposal of subsidiaries	—	(49,973,305)	(7,731,617)

Balance at the end of year	27,796,553	—	—

In determining whether allowance for doubtful debts is required, the Company takes into consideration the ageing status and the likelihood of collection. Following the identification of doubtful debts, the responsible sales personnel discuss with the relevant customers and report on the recoverability. Specific allowance is only made for accounts receivables that are unlikely to be collected.

Inventories	12 Months Ended
Jun. 30, 2011
Inventories [Abstract]
Inventories
6.	Inventories

Inventories consist of the following:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US $
Raw materials	32,024,762	66,428	10,277
Work-in-progress	26,645,575	77	12
Finished goods	90,067,900	6,131,462	948,629

Inventories, net	148,738,237	6,197,967	958,918

RMB2,131,102, RMB9,667,136 and RMB2,093,266 (US $323,859) of excess and obsolete inventories were written down to lower of cost or market value and included in the cost of revenue from discontinued operation in the years ended June 30, 2009, 2010 and 2011, respectively.

Prepaid Expenses And Other Current Assets	12 Months Ended
Jun. 30, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets
7.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US $
Subsidy receivables	22,025,225	551,509	85,327
VAT recoverable	23,947,768	439,332	67,971
Advances to suppliers	10,424,981	341,621	52,854
Prepaid advertising expenses	1,075,383	—	—
Staff advances	1,301,939	1,550,623	239,905
Interest receivable	206,536	3,311	512
Rental deposits and prepayments	931,516	2,779,234	430,004
Advances to the Board Secretary of the Company	170,000	2,800	433
Deposits for shares buy back	1,738,511	—	—
Advances to branches employees	2,208,199	—	—
Others	5,724,325	6,915,038	1,069,845

	69,754,383	12,583,468	1,946,851

Property, Plant And Equipment, Net	12 Months Ended
Jun. 30, 2011
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
8.	Property, plant and equipment, net

Property, plant and equipment consisted of the following:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US $
Buildings	127,746,992	136,785,227	21,162,718
Leasehold improvements	13,310,028	29,784,879	4,608,165
Machinery	684,345	2,730,666	422,475
Office equipment	12,062,466	35,134,523	5,435,836
Computer equipment	5,685,573	875,639	135,474
Motor vehicles	6,868,682	8,413,853	1,301,749

	166,358,086	213,724,787	33,066,417
Less: accumulated depreciation and amortisation	(22,108,264)	(41,803,839)	(6,467,678)

Property, plant and equipment, net	144,249,822	171,920,948	26,598,739

Depreciation expenses related to property, plant and equipment were RMB1,736,297, RMB7,946,558 and RMB14,276,414 (US $2,208,775) for the years ended June 30, 2009, 2010 and 2011, respectively for continuing operation.

As of June 30, 2011, the Group has entered into several commitments for capital expenditure for property, plant and equipment, which are expected to be disbursed during the year ending June 30, 2012 (note 21).

Intangible Assets, Net	12 Months Ended
Jun. 30, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
9.	Intangible assets, net

	As of June 30,
	2010	2011	2011
	RMB	RMB	US $
Cost:
Patents, trademark and licenses	9,070,803	17,170,000	2,656,455
Copyrights, mini lamb video and franchises agreement	21,700,000	21,700,000	3,357,315
Non-competition agreement	5,000,000	5,000,000	773,575

Total	35,770,803	43,870,000	6,787,345

Accumulative amortization:
Patents, trademarks and licenses	(5,274,499)	(1,980,764)	(306,454)
Copyrights, mini lamb video and franchises agreement	(869,709)	(1,870,001)	(289,317)
Non-competition agreement	(500,000)	(1,000,000)	(154,715)

Total	(6,644,208)	(4,850,765)	(750,486)

Intangible assets, net	29,126,595	39,019,235	6,036,859

Amortization is computed using the straight-line method over the intangible assets' economic lives, (trademark with indefinite useful life acquired through acquisition of LNS (note 10) is not subject to amortization), as the following:

Patents and licenses	1 - 10 years
Copyrights, mini lamb video and franchises agreement	15 years
Non-competition agreement	10 years

Amortization expenses were RMB5,779,198, RMB6,895,938 and RMB8,268,550 (US $1,279,268) for the years ended June 30, 2009, 2010 and 2011, respectively for continuing operation.

The Company estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method. The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates. For the year ended June 30, 2011, the Group recorded an impairment loss of RMB942,678 (US $145,876) on its intangible assets, which was included in the general and administrative expenses, in connection with the patents or copyrights that are no longer useful.

The following table represents the total estimated amortization expense of intangible assets for each of the next five years:

	RMB	US $
Year ending June 30,
- 2012	4,430,376	685,445
- 2013	3,772,302	583,631
- 2014	3,640,444	563,231
- 2015	3,618,167	559,784
- 2016	3,617,500	559,681

Acquisitions	12 Months Ended
Jun. 30, 2011
Acquisitions [Abstract]
Acquisitions
10.	Acquisitions

10.1	Acquisition of LNS

On July 2, 2009, the Group acquired a 100% equity interest in LNS, a Changsha-based private education service provider specialises in providing English language training for kids. The purpose of this acquisition was to develop the Group into a more comprehensive supplemental education services provider for children aged 3-19 in the Peoples' Republic of China.

The purchase consideration of the acquisition includes cash consideration of RMB 53,000,000 (US $7,815,380) and 2,647,743 ordinary non-registered shares of the Company subject to a transfer restriction term ("Restricted Shares") that each one third of the these shares cannot be transferred until the second, third and fourth anniversary of July 2, 2009. The cash consideration is agreed to be payable by installments through to January 2011. The fair value of these Restricted Shares approximates to RMB37,385,000 (US $5,512,792) as determined on the basis of latest 20-day weighted average closing price of the Company's shares by applying a put-option-discount model to derive the discount rate applicable to the value of the Restricted Shares on July 2, 2009.

The Group incurred approximately RMB2,309,000 (US $340,485) costs in relation to this acquisition and was recognized in the consolidated statement of operations for the year ended July 30, 2010.

The following table summarizes the fair values of the assets and liabilities assumed by the Group on the date of acquisition of the business:

	Carrying value at acquisition date	Fair value adjustment	Fair value at acquisition date
	RMB'000	RMB'000	RMB'000
Cash and cash equivalent	6,359		6,359
Account receivables	54		54
Inventories	5,875	259	6,134
Other current assets	2,686	(1,784)	902
Short term borrowings	(7,000)		(7,000)
Account payables	(2,140)		(2,140)
Advance from customers	(3,664)		(3,664)
Income tax payables	(394)		(394)
Other current liabilities	(3,444)		(3,444)
Fixed assets	15,163	629	15,792
Intangible assets	4,705	19,295	24,000
Deferred tax asset	—	926	926
Deferred tax liabilities	—	(3,737)	(3,737)

			33,788
Goodwill			56,597

Consideration			90,385

Satisfied by:

Cash consideration
- deposit paid in 2009			21,582
- paid in 2010			10,844
- other payables in 2010			20,574
Share consideration			37,385

Consideration			90,385

Net cash outflow arising on acquisition
Cash consideration paid			10,844
Cash and cash equivalents acquired			(6,359)

Consideration			4,485

The intangible assets comprise of copyrights, mini lamb video, franchises agreement, non-competition agreement, which all Amortized over a period of 10 to 15 years, and LNS trademark with indefinite useful lives not subject to Amortization.

The accompanying consolidated financial statements include the accounts of the acquired business as of June 30, 2010 and the operating results since the date of the acquisition, approximately RMB 39,898,000 (US $5,883,359) of revenue and RMB8,730,000 (US $1,287,326) of net income of LNS have been included in the consolidated income statements for the year ended June 30, 2010.

10.2	Acquisition of Shenzhen Wentai Education Industry Development Co., Ltd. ("Wentai Education")

On March 12, 2010, NETS entered into an investment agreement with Wentai Education and shareholders of Wentai Education for the share transfer and capital injection in Wentai Education (the "Acquisition") with the purpose to grow into education services business. The Wentai Education is a Guangdong-based private education service provider which is specialized in providing full time English-featured education of schools and kindergartens. Pursuant to the agreement, the former shareholders will firstly transfer 40% of the shareholdings in Wentai Education to a designated company named Shenzhen Jinyinhe Investment Co., Ltd ("Shenzhen Jinyinhe") and Shenzhen Jinyinhe will then transfer the 40% NETS immediately. The consideration paid for this share transfer is RMB36,000,000, with RMB25,000,000 payable before July 12, 2010, RMB1,000,000 payable before September 1, 2010 and remaining RMB10,000,000 payable upon request after the first two payments. After the share transfer, the acquirer NETS will inject the capital into the Wentai Education. NETS is obliged to pay RMB90,000,000 as capital injection in the Wentai Education, with RMB 30,000,000 allocating into issued share capital and RMB 60,000,000 into capital reserve of Wentai Education. Pursuant the agreement, the payment of RMB 90,000,000 in total should be completed before July 1, 2010 and the shareholding of NETS in Wentai Education will be further increased from 40% to 70% upon the successful payment. Therefore, control is presumed to be existed and two kindergartens will be brought into the Group at acquisition date.

The Group incurred approximately RMB920,000 (US $135,663) costs in relation to this acquisition and was recognized in the consolidated statement of operations for the year ended June 30, 2010.

On March 12, 2010, Xu Dong, who acts as the director of NETS, entered into a loan agreement with Wentai Education. Pursuant to this loan agreement, Wentai Education will lend RMB21,000,000 to Xu Dong and RMB9,000,000 to one of the shareholders of Wentai Education named Du Qi Cai to set up a new entity named Shenzhen Wentai Investment Co., Ltd. ("Wentai Investment") for the purpose to acquire 67% shareholdings of Guangzhou Zhongda Foundation Education Investment Management Co., Ltd. ("Zhongda Foundation"), a company principally engages in elementary education. Both loan amounts are interest-free with a repayment period of 20 years. Meanwhile, Xu Dong and Du Qi Cai have to pledge their investment in Wentai Investment to Wentai Education with reference to the term and clause of the loan agreement in return. Such arrangement is to comply with PRC laws and regulations that restrict foreign ownership of companies operating elementary education business in the PRC. Upon acquisition of the 67% shareholdings, Xu Dong will transfer all the risks and rewards associated with the Wentai Investment to NETS. Based on these contractual agreements, Wentai Investment should be considered as a VIE as the equity investors do not have the characteristics of a controlling financial interest and NETS is the primary beneficiary of Wentai Investment. Accordingly, the Group shall consolidate the financial results and financial position of Wentai Investment under FASB ASC 810 once the control is obtained.

The initial deposits of RMB4,200,000 was paid at June 30, 2010 as disclosed in the consolidated balance sheets and the purchase consideration of RMB25,000,000 and RMB90,000,000 were made on July 29, 2010, also the acquisition date.

The transaction has been approved by both companies' board of directors and completed during the year ended June 30, 2011.

The following table summarizes the fair values of the assets and liabilities assumed by the Group on the date of acquisition of the business:

	Carrying value at acquisition date	Fair value adjustment	Fair value at acquisition date
	RMB'000	RMB'000	RMB'000
Cash and cash equivalents	110,619		110,619
Other receivables	6,003		6,003
Other current assets	4,276		4,276
Property, plant and equipment, net	25,688	3,277	28,965
Intangible assets, net	13,200	3,970	17,170
Deferred revenue - current	(12,802)		(12,802)
Other current liabilities	(12,121)		(12,121)
Long-term bank borrowings	(1,500)		(1,500)
Deferred tax liabilities	—	(1,812)	(1,812)

			138,798
Non-controlling interest			(41,639)
Goodwill			28,841

Consideration			126,000

Satisfied by:
Cash consideration
- deposit paid in 2010			4,200
- paid in 2011			120,800
- other payables in 2011			1,000

			126,000

Net cash outflow arising on acquisition
Cash consideration paid			120,800
Cash and cash equivalents acquired			(110,619)

			10,181

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by Shanghai FairPro Consulting Co., Ltd., independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB6,003,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

The fair value of the noncontrolling interest was estimated by applying the income approach and the market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include of a discount rate of 14.1%, a terminal value based on long-term sustainable growth rates of 3%, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest.

The following pro forma information of Wentai Education summarized the effect of the acquisition, as if the acquisition had occurred as of July 1, 2009 and July 1, 2010. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

	Revenues	Net income (loss)
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to Wentai Education in the
Group's consolidated statement of operations for the year ended June 30, 2011	49,893,223	7,857,010
Supplemental pro forma for year ended June 30, 2010	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011	91,483,890	(29,170,237)

In addition, on January 27, 2011, and February 25, 2011, Wentai Education signed an investment agreement, an amendment to investment agreement, and an asset transfer Agreement with four individual independent counterparties (together "Original Shareholders"), to acquire 100% interest in four kindergartens owned by the Original Shareholders in Changsha, PRC at a consideration of RMB25,800,000.

The four kindergartens include Changsha Kaifu District Di-Ai Baby Science and Art Due Language Kindergarten, Changsha Yuelu District Di-Ai Baby Science and Art Due Language Kindergarten, Changsha Wangcheng County Di-Ai Baby Science and Art Due Language Kindergarten and Changsha County Noah Forest Di-Ai Baby Science and Art Due Language Kindergarten (collectively referred to as "Changsha Kindergartens").

10.2	Acquisition of Shenzhen Wentai Education Industry Development Co., Ltd. ("Wentai Education") - continued

The following tables the fair values of the assets and liabilities on the acquisition date of the business:

	Carrying value at acquisition date	Fair value adjustment	Provisional fair value at acquisition date
	RMB'000	RMB'000	RMB'000
Other receivables	8,485	—	8,485
Other current assets	237	—	237
Property, plant and equipment, net	6,074	1,253	7,327
Other payables	(3,195)	—	(3,195)
Other current liabilities	(4,361)	—	(4,361)
Deferred tax liabilities	—	(280)	(280)

			8,213
Goodwill			17,587

Consideration			25,800

Satisfied by:
Cash consideration
- paid in 2011			25,102
- other payables in 2011			698

			25,800

Net cash outflow arising on acquisition:
Cash consideration paid			25,102

The following pro forma information of Changsha Kindergartens summarized the effect of the acquisition, as if the acquisition had occurred as of July 1, 2009 and July 1, 2010. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

	Revenues	Net income (loss)
	(unaudited) RMB	(unaudited) RMB
The amount attributable to Changsha Kindergarten in the Group's consolidated statement of operations for the year ended June 30, 2011	1,990,969	348,434
Supplemental pro forma for year ended June 30, 2010	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011	93,474,859	(28,821,803)

10.2	Acquisition of Shenzhen Wentai Education Industry Development Co., Ltd. ("Wentai Education") - continued

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB8,485,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

10.3	Acquisition of Shanghai Yuanbo Education Information and Consulting Corporation Ltd.

During the year ended June 30, 2011, the Group has signed a definitive agreement to acquire an 80% interest in Shanghai Yuanbo Education Information and Consulting Corporation Ltd. ("Yuanbo Education"), a company focused on early childhood education services in the Yangtze Delta region, for a total consideration of RMB94,866,000.

The total consideration of RMB 94,866,000 comprises:

(1)	RMB 79,866,000 payable on the closing of the transaction, i.e. July 31, 2011, which included an option to acquire the remaining 20% of equity interest in cash from Yuanbo Education original shareholders in five years at an exercise price of seven times of fiscal year 2016 Yuanbo Education's profit after tax. Such option is accounted as derivative. The fair value of such option is RMB7,913,000 at acquisition date which is accounted for separately as a derivative; and

(2)	RMB 15,000,000 which will be paid equally in two years on Yuanbo Education's audited financial results as of the fiscal year ended June 30, 2012 and June 30, 2013, subject to a contingent adjustment determined by the earnings before interest, taxes and depreciation and allowance ("EBITDA") of that fiscal year. The fair value of the contingent consideration at acquisition date is RMB 7,331,000. Details as follows:

2012 EBITDA: Target amount RMB9.4 million

•	If actual EBITDA is less than target amount, payment will be adjusted to zero;

•	If actual EBITDA is greater than target amount but less than 1.2 times target amount, payment will be adjusted to RMB7,500,000*(EBITDA/7,500,000-1-25%)/25%;

•	If actual EBITDA is greater than 1.2 times target amount, the payment will be adjusted to RMB7,500,000+(EBITDA/7,500,000-1-50%)*25%*2012 net profit.

2013 EBITDA: Target amount RMB14.1 million

•	If actual EBITDA is less than target amount, payment will be adjusted to zero;

•	If actual EBITDA is greater than target amount but less than 1.2 times target amount, payment will be adjusted to RMB7,500,000*(EBITDA/11,250,000-1-25%)/25%.

The transaction was completed on July 31, 2011. The acquisition of Yuanbo Education is recorded in fiscal year ending June 30, 2012 accordingly. See note 24 for subsequent event disclosure.

10.3	Acquisition of Shanghai Yuanbo Education Information and Consulting Corporation Ltd. - continued

The following tables summarize the unaudited fair values of the assets and liabilities, determined based on provisional estimation, on the acquisition date of the business:

	Carrying value at acquisition date	Fair value adjustment	Provisional fair value at acquisition date
	RMB'000	RMB''000	RMB'000
Cash and cash equivalents	50,769	—	50,769
Other receivables	1,210	—	1,210
Advance from customers	(395)	—	(395)
Other payables	(3,945)	—	(3,945)
Property, plant and equipment, net	10,858	(1,976)	8,882
Intangible assets, net	—	37,500	37,500
Deferred tax asset	—	494	494
Deferred tax liabilities	—	(4,575)	(4,575)

			89,940
Non-controlling interest			(19,821)
Goodwill			9,165

Consideration			79,284

Satisfied by:

Cash consideration
- deposit paid in 2011			4,000
- paid in 2012 and 2013			67,953
- contingent consideration			7,331

			79,284

The following pro forma information of Yuanbo Education summarized the effect of the acquisitions, as if the acquisitions had occurred as of July 1, 2009 and July 1, 2010. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

	Revenues	Net income (loss)
	(unaudited) RMB	(unaudited) RMB
The amount attributable to Yuanbo Education in the Group's consolidated statement of operations for the year ended June 30, 2011	33,315,167	2,211,894
Supplemental pro forma for year ended June 30, 2010	118,144,596	(2,244,889)
Supplemental pro forma for year ended June 30, 2011	126,790,026	(26,609,909)

Discontinued Operation	12 Months Ended
Jun. 30, 2011
Discontinued Operation [Abstract]
Discontinued Operation
11.	Discontinued operation

On March 28, 2011 and June 8, 2011, the Company entered into a definitive agreement and amended and restated stock purchase agreement with First Win Technologies Ltd. and Mr. Tang Ben Guo, one of Noah's founders and the former President and Chief Operating Officer of the Company (collectively reported to as the "Definitive Agreement") to sell ELP business of the Group and operating assets to First Win Technologies Ltd. (the "Purchaser"), a company wholly owned by Mr. Tang Ben Guo, at consideration of RMB100,000,000. Upon certain adjustments to the consideration pursuant to the Definitive Agreement, the net cash consideration is RMB87,532,200 (the "Purchase Price") and the closing date was June 8, 2011.

Upon the completion of the transaction, the Purchaser acquired the ELP business and net operating assets (excluding the English and Chinese versions of the "Noah" trademark, cash held by the ELP subsidiaries and the Company's office facilities in Chengdu and Shenzhen) (the "Target Assets") from the Company.

Under the Definitive Agreement, the Purchase Price is paid to the Company in three installments: (i) 40% of the Purchase Price will be paid on or before April 12, 2011; (ii) 30% of the Purchase Price will be paid within three months after the date of the first payment, subject to consummation of the closing of the purchase and sale of the Target Assets; and (iii) the remaining 30% of the Purchase Price will be paid at the later of (a) six months after the date of the first payment and (b) the substantial completion of the restructuring to carve out the Target Assets.

In accordance with ASC 360-10, the result of ELP business have been excluded from continuing operations and reported as discontinued operation for the current and prior periods.

The income (loss) from discontinued operation for the relevant periods is analyzed as follow:

	2009	2010	2011	2011
	RMB	RMB	RMB	US $
Net revenue	666,438,168	640,390,206	211,532,854	32,727,292
Cost of revenue	(322,433,323)	(350,260,106)	(159,852,909)	(24,731,633)

Gross profit	344,004,845	290,130,100	51,679,945	7,995,659
Total operating expenses	(303,868,536)	(316,726,676)	(211,808,585)	(32,769,952)
Impairment loss on account receivables	—	—	(162,710,320)	(25,173,717)
Impairment loss on inventory	—	—	(82,411,248)	(12,750,251)
Gain on disposal of ELP business	—	—	11,936,125	1,846,697
Other operating income	45,575,781	41,350,601	13,078,951	2,023,509
Income tax (expenses) benefits	(254,883)	1,768,970	(2,280,109)	(352,767)

Net income (loss) from discontinued operation	85,457,207	16,522,995	(382,515,241)	(59,180,822)

The net assets of the discontinued operation at the date of disposal were as follows:

	RMB	US $
Bank balances and cash	11,958,919	1,850,223
Note receivables	200,000	30,943
Accounts receivables, net	42,994,974	6,651,965
Prepaid expenses and other current assets	30,010,567	4,643,083
Inventories	31,177,645	4,823,647
Property, plant and equipment, net	8,180,075	1,265,580
Intangible assets, net	1,698,108	262,723
Accounts payables	(16,108,694)	(2,492,256)
Advances from customers	(10,751,418)	(1,663,405)
Other payables and accruals	(11,810,287)	(1,827,228)
Income tax payables	(17,689)	(2,737)

Net assets	87,532,200	13,542,538

Satisfied by:
Cash	87,532,200	13,542,538

Net cash inflow arising on disposal
Total cash consideration	87,532,200	13,542,538
Less: Bank balances and cash disposed of	(11,958,919)	(1,850,223)
Related party receivables (note 20)	(47,532,200)	(7,353,941)

	28,041,081	4,338,374

Other Payables And Accruals	12 Months Ended
Jun. 30, 2011
Other Payables and Accruals [Abstract]
Other Payables And Accruals
12.	Other payables and accruals

Other payables and accruals consisted of the following:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US $
Other payables for acquisition of LNS	20,573,668	—	—
Other payables for acquisition of Wentai Education	—	1,697,611	262,646
Other payables to ex-shareholders of LNS and Wentai Education	—	6,075,692	940,000
Accrued social welfare payments	8,248,213	2,399,976	371,312
Accrued salaries	4,932,436	2,661,785	411,818
Accrued bonus	4,589,417	—	—
VAT payable	2,635,680	389,991	60,337
Accrued consultation fee	2,027,825	734,352	113,615
Accrued professional fee for the disposal of ELP business	—	6,819,730	1,055,114
Accrued advertising expenses	1,854,492	—	—
Accrued audit fee	1,828,623	1,102,608	170,590
Other payables to freight charges	1,297,127	82,752	12,803
Receipts in advance	1,060,300	6,515,763	1,008,086
Accrued expenses	983,554	699,903	108,285
Deposits for franchise	628,320	634,940	98,235
Others	4,360,081	4,421,714	684,106

	55,019,736	34,236,817	5,296,947

Capital Structure	12 Months Ended
Jun. 30, 2011
Capital Structure [Abstract]
Capital Structure
13.	Capital structure

During the year ended June 30, 2009, 2010 and 2011, 111,057, 771,138 and 39,628 ordinary shares were issued respectively as a result of exercises of share options by employees.

During the year ended June 30, 2009, 2010 and 2011, the Company repurchased and cancelled 2,585,138, 1,394,300 and 1,375,478 ordinary shares respectively.

The Company issued 2,647,743 ordinary shares for acquisition of 100% interest in LNS in 2010.

The Company issued 150,000 ordinary shares to Jerry He, the Chief Executive Officer of the Company, during the year ended June 30, 2011 (see note 14).

Relevant PRC laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations (see note 22).

In addition, since a significant amount of the Group's future revenues will be denominated in RMB, the existing and any future restrictions on currency exchange may limit the Group's ability to utilize revenues generated in RMB to fund the Group's business activities outside of the PRC, if any, or expenditures denominated in foreign currencies.

Share-Based Compensation	12 Months Ended
Jun. 30, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
14.	Share-based compensation

On June 30, 2007, the Company adopted a new share incentive plan (the "2007 Share Incentive Plan"). Under the 2007 Share Incentive Plan, the Company may grant its employees, directors and consultants various types of awards including options to purchase ordinary shares of the Company, restricted shares or restricted share units. Up to 10% of the Company's outstanding ordinary shares will be reserved for issuance under the 2007 Share Incentive Plan. The term of each award under the 2007 Share Incentive Plan will be specified in the respective award agreement. For option awards, they are generally granted with an exercise price that cannot be less than the fair market value of the Company's share at the date of grant or at other prices as approved by the Compensation Committee of the Board. During the year ended June 30, 2008, 669,177 options were granted under the 2007 Share Incentive Plan. The following represents the vesting periods of these options that remain outstanding as of June 30, 2011:

Granted in 2008

Exercise price	Number of options Outstanding	Vesting period
US $
5.56	318,503	30% will vest from the date of grant to December 31, 2008; 30% will vest from January 1, 2009 to December 31, 2009; the remaining 40% will vest from January 1, 2010 to December 31, 2010

On December 18, 2008, the Company adopted a new share incentive Plan (the "2008 Share Incentive Plan"). Under the 2008 Share Incentive Plan, the Company may grant its employees, directors and consultants various types of awards including options to purchase ordinary shares of the Company, restricted shares or restricted share units. Up to 5% of the Company's outstanding ordinary shares will be reserved for issuance under the 2008 Share Incentive Plan. The term of each award under the 2008 Share Incentive Plan will be specified in the respective award agreement. For option awards, they are generally granted with an exercise price that cannot be less than the fair market value of the Company's share at the date of grant or at other prices as approved by the Compensation Committee of the Board. 1,279,000 options were granted during the year ended June 30, 2009 under the 2008 Share Incentive Plan. During the year ended June 30, 2010, 420,000 options were granted under the 2008 Share Incentive Plan. The following represents the vesting periods of these options that remain outstanding as of June 30, 2011:

Granted in 2009

Exercise price	Number of options Outstanding	Vesting period
US $
2.6	611,650	30% will vest from the date of grant to December 31, 2009; 30% will vest from January 1, 2010 to December 31, 2010; the remaining 40% will vest from January 1, 2011 to December 31, 2011.

Granted in 2010

2.6	80,000	30% will vest from the date of grant to December 31, 2009; 30% will vest from January 1, 2010 to December 31, 2010; the remaining 40% will vest from January 1, 2011 to December 31, 2011.

5.0	300,000	30% will vest from the date of grant to December 31, 2010; 30% will vest from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.

4.0	10,000	30% will vest from the date of grant to December 31, 2010; 30% will vest from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.

The options are granted under the following provisions: if the option holders terminated their services with the Group, the right to vest in the options granted will terminate effective as of the earlier of (i) when the written notice of termination of service is provided, or (ii) the date the option holders are no longer actively employed and physically present on the premises of the Group; once the options are vested, the option may be exercised in whole or in part, and must be exercised prior to the earlier of (i) one year following the termination of service with the Group by reason of death or disability; (ii) 90 days following the option holders' active employment or service with the Group for any reason other than death or disability; (iii) the fifth anniversary after each respective vesting date. If the termination of service is by reason of cause, the right to exercise the option will terminate concurrently with the termination of service; and the shares acquired upon exercise of the option cannot be sold or transferred during the 180-day period following the effective date of the Company's initial public offering.

The termination of the Equity Compensation Plan and the adoption of the 2008 Share Incentive Plan were accounted for as a modification.

Details of the option movements are included in the tables below.

The Company did not have other share-based compensation arrangements.

Share options activity

The Company's share option activities for the years ended June 30, 2009, 2010 and 2011 are set out below:

	Options outstanding	Weighted average exercise price per share	Weighted averaged remaining contractual life	Aggregate intrinsic value	Weighted average intrinsic value per share	Weighted average grant date fair value
		US $		US $	US $	US $
At July 1, 2008	2,094,113
Granted pursuant to the 2008 Share Incentive Plan	1,279,000	2.6000	4	456,265	0.36	1.39
Forfeited during the year	(89,588)	4.9125		—	—	2.31
Exercised	(111,057)	1.4720		266,254	2.40	3.38

Outstanding at June 30, 2009	3,172,468		3
Granted pursuant to the 2008 Share Incentive Plan	420,000	4.5914	4	39,000	0.09	2.22
Forfeited during the year	(408,359)	3.9641		—	—	1.86
Exercised	(771,138)	2.0095		2,298,502	2.98	2.80

Outstanding at June 30, 2010	2,412,971		2
Forfeited during the year	(388,022)	3.2166		—	—	1.67
Exercised	(39,628)	1.4720		26,452	0.67	3.46

Outstanding at June 30, 2011	1,985,321		1

Vested and expected to vest
As of June 30, 2011	1,713,821	3.5156

As of June 30, 2010	1,639,060	3.4892

Exercisable
As of June 30, 2011	1,566,321	3.5185

As of June 30, 2010	1,220,149	3.4799

As of June 30, 2011, there was approximately RMB8,224,593 (US $1,272,467) of unrecognized compensation cost related to non-vested share options granted under the 2007 and 2008 Share Incentive Plans, and is expected to be recognized over the weighted-average period of 2 years. The total fair value of options vested during the years ended June 30, 2009, 2010 and 2011 was RMB8,173,461, RMB10,395,821 and RMB5,916,516 (US $915,373), respectively. For the year ended June 30, 2011, the Company received RMB386,458 (US $59,791) for exercises of options.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	June 30, 2009	June 30, 2010
Risk-free interest rate	1.31% to 1.60%	0.46% to 1.57%
Expected option life	3.75 years to 3.92 years	0.47 year to 3.92 years
Expected volatility	58.45%	72.88% to 77.15%
Expected dividend	0%	0%

The risk-free interest rate is based on the yields of the US Treasury bond as of the grant date with maturity closest to the relevant option expiry date. The expected option life has been assumed to be exercised evenly throughout the option life. Expected volatility is derived by reference to the average annualized standard deviations of the continuously compounded rates of return on the share prices of listed comparable companies.

Apart from the Share Incentive Plans, the Company issued 150,000 ordinary shares to Jerry He, the Chief Executive Officer of the Company with a grant date market value of US $2.44 per share, during the year ended June 30, 2011 at par value of US $0. 00005 per share in exchange of employee services received. Share-based compensation of US $386,445, which was measured as the difference between the market price of the shares at issuance date over the par value was recognized accordingly.

The total share-based compensation expenses in relation to options and shares granted recognized in the statements of operations for the years ended June 30, 2009, 2010 and 2011 was RMB8,173,462, RMB10,395,821 and RMB11,437,616(US $1,769,570), respectively.

Other Operating Expenses	12 Months Ended
Jun. 30, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses
15.	Other operating expenses

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
Continuing operations
Professional fee for disposal of ELP business	—	—	8,685,023	1,343,703
Fines	—	2,367,000	—	—
Others	48,888	494,943	1,886,963	291,941

Total other operating expenses	48,888	2,861,943	10,571,986	1,635,644

Other Operating Income	12 Months Ended
Jun. 30, 2011
Other Operating Income [Abstract]
Other Operating Income
16.	Other operating income

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
Continuing operations
Subsidy income	—	—	1,038,507	160,673
Rental income	—	—	787,060	121,770
Training camps and interest groups income	—	—	3,317,820	513,316
Other operating income	—	278,595	368,785	57,056

	—	278,595	5,512,172	852,815

Other Non-Operating Income (Expenses)	12 Months Ended
Jun. 30, 2011
Other Non-Operating Income (Expenses) [Abstract]
Other Non-Operating Income (Expenses)
17.	Other non-operating income (expenses)

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
Continuing operations
Unrealized exchange gain (loss)	3,042,036	4,475,420	(2,717,886)	(420,498)
Others	3,161,579	1,486,929	1,538,027	237,956

	6,203,615	5,962,349	(1,179,859)	(182,542)

Income Tax Expenses	12 Months Ended
Jun. 30, 2011
Income Tax Expenses [Abstract]
Income Tax Expenses
18.	Income tax expenses

The Company is incorporated in the Cayman Islands but has its principal operations in the PRC through its PRC subsidiaries.

Cayman Islands and BVI

The Company and Bright Sound Limited were incorporated in the Cayman Islands and BVI, respectively, and are not subject to the income tax. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands or BVI withholding tax will be imposed.

PRC

Prior to January 1, 2008, pursuant to the PRC income tax laws, the Company's subsidiaries and VIE are generally subject to Foreign Enterprise Income Taxes ("FEIT") at a statutory rate of 33%. Some of these subsidiaries are located in the Shenzhen Special Economic Zone and under PRC income taxes laws, they are subject to a preferential tax rate of 15%. In addition, some of the Company's subsidiaries are under PRC income tax laws entitled to a two years tax exemption followed by three years with a 50% reduction in the tax rate, commencing the first profitable year, after offsetting all unexpired tax losses carried forward from its first profit making year of operations (the "2-plus-3 Income Tax Holiday").

NETS and BSTS were established in the Shenzhen Special Economic Zone. They are entitled to 2-plus-3 Income Tax Holiday.

On January 1, 2008, the new PRC income tax laws became effective. The new law applies an uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. The new law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the new tax law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. That is, the subject tax rate will be 20%, 22%, 24% and 25% for calendar years 2009, 2010, 2011 and 2012, respectively for NETS and BSTS. In addition, under the new law, preferential tax treatment for key software enterprise tax benefit has been removed.

NETS and BSTS were exempted from FEIT for both calendar years ended December 31, 2007 and 2008 as 2009 was the first profit making year. And they were entitled to a 50% income tax relief for the calendar year ended December 31, 2009 (that is, a tax rate of 10% for the calendar year ended December 31, 2009). The 2-plus-3 Income Tax Holiday will then end in the calendar year 2011 for NETS and BSTS.

BJNZY is established subsequent to the promulgation of the new tax law and as such, they are subject to the uniform income tax rate of 25%.

CDSD was established in Chengdu High-Tech Economic Zone. They are recognized as key software companies and are entitled to exemption from FEIT for the 2-plus-3 Income Tax Holiday. However, CDSD is still required to make the FEIT payments, and subsequently apply for tax refund pursuant to the Key Software Enterprise Tax Benefit after the 2-plus-3 Income Tax Holiday expired. CDSD was exempted from FEIT for calendar year ended December 31, 2008 as 2008 was the first profit making year.

The Company's other subsidiaries in the PRC have minimal operations, and the Group had minimal operations in jurisdictions other than the PRC.

Uncertainties exist with respect to how the PRC's current income tax law applies to the Company's overall operations, and more specifically, with regard to tax residency status. The new tax law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC income tax purposes if their place of effective management or control is within PRC. The Implementation Rules to the new tax law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Additional guidance is expected to be released by the PRC government in the near future that may clarify how to apply this new tax law to taxpayers. It is more-likely-than-not that the Company may be considered as a PRC tax resident. However, the Company was at a loss position as of the reporting periods. Therefore, the Company did not expect material PRC income tax exposure even it was characterized as a PRC tax resident.

For other legal entities organized outside of the PRC, the Company does not believe that they should be treated as residents for the new tax law's purposes. If any of these entities were characterized as a PRC tax resident, the impact would adversely affect the Company's operation.

Aggregate undistributed earnings of the Company's subsidiaries in the PRC that are available for distribution to the Company of approximately RMB220,023,277 (approximately US $32,444,633) at June 30, 2011 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. In an announcement formally made on February 22, 2008, the PRC authorities clarified that the distributions made out of undistributed earnings that arose prior to January 1, 2008 would not give rise to withholding tax.

Under US GAAP, deferred tax liability should be accounted for in respect of the undistributed earnings of the Company's financial interest in VIE affiliates and domestic subsidiaries. The Company believes that it is more likely than not that there is no deferred tax liability resulting from the undistributed earnings because the Company has means available under the PRC tax law to recover the investment in its consolidated VIE in a tax free manner.

The following table sets forth current income tax expenses of the Company's PRC subsidiaries, which were included in the consolidated statements for the periods presented:

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
Current tax	—	164,400	5,981,945	925,496
Deferred tax	—	—	237,513	36,747

	—	164,400	6,219,458	962,243

A reconciliation of income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of operations were as follows:

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
Income (loss) before income taxes	11,533,036	(10,698,770)	(19,258,073)	(2,979,511)

Tax at the domestic income tax rate of 25%	2,883,259	(2,674,693)	(4,814,518)	(744,878)
Tax effect of income that are not taxable:
Allowance for research and development	—	(206,432)	(156)	(24)
Other non-taxable income	—	—	(6,115)	(946)
Tax effect of expenses that are not deductible:
Other non-deductible expenses	—	5,111	2,042,464	316,000
Effect of tax holidays and tax concessions:
Preferential tax treatment	—	(2,864,990)	—	—
2-plus-3 Income Tax Holiday	—	—	(1,756,754)	(271,796)
Change in valuation allowance	(6,920,730)	3,965,647	5,119,999	792,140
Effect of changes in enacted tax law and rates	—	—	(73,969)	(11,444)
Effect of loss of the Company and subsidiaries not subject to tax in other jurisdictions	4,037,471	1,966,423	5,051,879	781,601
Others	—	(26,666)	656,628	101,590

	—	164,400	6,219,458	962,243

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
The aggregate effect	—	2,864,990	1,756,754	271,796
Per share effect – basic	—	0.07	0.05	0.01
Per share effect – diluted	—	0.07	0.05	0.01

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it is concluded that there are no significant uncertain tax positions or unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decrease to its liabilities for unrecognized tax benefit within the next twelve months. The Group classifies interest and/or penalties related to income tax matters in income tax expense. The tax positions for the years 2006 to 2011 may be subject to examination by the PRC tax authorities.

Significant components of deferred tax assets:

	Years ended June 30,
	2010	2011	2011
	RMB	RMB	US $
Tax loss carried forwards	38,993,011	24,721,823	3,824,836
Future deductible expenditure	6,947,159	8,243,306	1,275,363
Allowance for excess and obsolete inventories	9,203,597	—	—
Allowance for doubtful debts	4,906,999	3,694,485	571,592

Total deferred tax assets	60,050,766	36,659,614	5,671,791
Less: valuation allowance	(57,861,224)	(36,659,614)	(5,671,791)

Total net deferred tax assets	2,189,542	—	—

Movement of valuation allowances:

	As of June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
At the beginning of year	31,745,517	38,549,999	57,861,224	8,951,996
Current year addition	6,804,482	19,311,225	12,495,012	1,933,165
Disposal of ELP business	—	—	(33,696,622)	(5,213,370)

At the end of year	38,549,999	57,861,224	36,659,614	5,671,791

Valuation allowances have been provided on the deferred tax assets because the Company believes that it is not more likely than not that the assets will be utilized. As of June 30, 2010 and 2011, valuation allowances were provided for the deferred tax assets relating to the future benefit of net operating loss carry forward as the management determines that the utilization of those net operating loss carry forward not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur. Tax losses carry forward in the amount of approximately RMB52,005,652, RMB 55,339,193 and RMB21,753,698 (US $3,365,322), incurred in the years ended June 30, 2009, 2010 and 2011 respectively, will expire in the years ended June 30, 2013, 2014 and 2015, respectively.

Net Income (Loss) Per Share	12 Months Ended
Jun. 30, 2011
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share
19.	Net income (loss) per share

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	As of June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
Weighted average ordinary shares outstanding used in computing basic income per share	36,446,790	38,327,047	36,856,451	36,856,451
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	622,702	874,342	235,021	235,021

Shares used in calculating diluted income per share	37,069,492	39,201,389	37,091,472	37,091,472

Income (loss) per share:

From continuing and discontinued operations
Basic	2.66	0.15	(11.16)	(1.73)
Diluted	2.66	0.15	(11.16)	(1.73)

From continuing operations
Basic	0.32	(0.28)	(0.78)	(0.12)
Diluted	0.31	(0.28)	(0.78)	(0.12)

From discontinued operation
Basic	2.34	0.43	(10.38)	(1.61)
Diluted	2.31	0.42	(10.38)	(1.61)

The Company had securities which could potentially dilute basic income per share in the future, but which were excluded from the computation of diluted net income per share in the periods presented, as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	As of June 30,
	2009	2010	2011
Share options	1,903,017	889,597	1,502,621

Related Party Balances And Transactions	12 Months Ended
Jun. 30, 2011
Related Party Balances and Transactions [Abstract]
Related Party Balances And Transactions
20.	Related party balances and transactions

The balances and transactions with these related parties for the years ended June 30, 2009, 2010 and 2011 are as follows:

Name of related party	Relationship with the Group
Xu Dong	Chairman, director and shareholder
Tang Ben Guo	Director and shareholder
Ouyang Ming	Vice President, Content Development
Xiao Xian Quan	Director, Chief Operating Officer and
Vice Presidents, Sales
First Win Technologies Ltd.	Company controlled by Tang Ben Guo

(1)	Balances with its related parties

		As of June 30,
	Name of related party	2010	2011	2011
		RMB	RMB	US $
Related party receivables	First Win Technologies Ltd.	—	47,532,200	7,353,941
	Xu Dong	47,980	—	—
	Tang Ben Guo	5,000	—	—
	Ouyang Ming	115,446	—	—
	Xiao Xian Quan	268,777	—	—

		437,203	47,532,200	7,353,941

The amounts are unsecured, interest free and are repayable on demand. The balance as at June 30, 2011 represents third instalment of consideration receivable from First Win Technologies Ltd. for disposal of ELP business as disclosed in note 11. The balance is expected to be settled by December 31, 2011.

(2)	Other than the disposal of ELP business to First Win Technologies Ltd. at consideration of RMB87,532,000 (US $13,542,508) during the year, as disclosed in note 11 to the consolidated financial statements, there is no significant related party transaction for the years ended June 30, 2009, 2010 and 2011.

Commitments And Contingencies	12 Months Ended
Jun. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
21.	Commitments and contingencies

Commitments

As of June 30, 2011, the Company had commitments under non-cancelable operating leases for office facilities, contracts for marketing expenses and acquisition agreement for Yuanbo Education Group. Future payments at June 30, 2011, by year end are as follows:

	Operating leases for office facilities	Additions to leasehold improvements	Acquisition of Yuanbo Education	Total	Total
	RMB	RMB	RMB	RMB	US $
2012	3,804,907	838,087	29,590,000	34,232,994	5,296,356
2013	3,208,013	—	7,500,000	10,708,013	1,656,690
2014	2,843,455	—	7,500,000	10,343,455	1,600,287
2015	2,715,690	—	—	2,715,690	420,158
2016	2,684,001	—	—	2,684,001	415,255
Thereafter	25,660,771	—	—	25,660,771	3,970,105

	40,916,837	838,087	44,590,000	86,344,924	13,358,851

The Group incurred rental expenses under operating leases of RMB7,427,482, RMB7,152,204 and RMB7,949,877 (US $1,229,965) for the years ended June 30, 2009, 2010 and 2011, respectively.

Significant legal proceedings

In October 2008, a securities class action lawsuit, entitled Seidel v. Noah Education Holdings Ltd. et al. was filed in the United States District Court for the Southern District of New York against the Company in connection with the Company's October 2007 initial public offering. The plaintiffs in this case allege that the registration statement of the Company's October 2007 initial public offering purported to warn about the potential impact of increases in component costs, but failed to disclose that the Group was then experiencing increased raw material costs. The plaintiffs allege federal securities law violations and seek unspecified damage. In November 2008, two additional securities class action lawsuits, entitled Schapiro v. Noah Education Holdings Ltd. et al. and Sebik v. Noah Education Holdings Ltd. et al. were filed in the United States District Court for the Southern District of New York against the Company with substantially the same allegation. The court has consolidated these complaints into a single action and the consolidated complaint added a new allegation, claiming the registration statement of the Company's October 2007 initial public offering failed to disclose that one model of the DLD devices did not include a recycling warning sticker required under the PRC laws (the "2008 Legal Case"). On September 9, 2010, the Company signed a memorandum of understanding, agreeing to settle the 2008 Legal Case for  $1.75 million which will be fully covered by the Company's insurance policy. In exchange, the plaintiffs have agreed to dismiss the 2008 Legal Case and drop their appeal of the court's ruling in Company's favor. As of the date of this annual report, the case has been fully settled.

In October 2005 and December 2006, Beijing Ren'ai Education Institution ("Beijing Ren'ai") commenced two separate proceedings at the Beijing First Intermediate People's Court against INES for alleged infringement of Beijing Ren'ai's copyright in its textbooks and recorded pronunciations of English words used by INES on its website. Beijing Ren'ai withdrew its first claim in December 2006 and its second claim in February 2007. In July 2007, Beijing Ren'ai commenced two new legal proceedings at the Beijing Haidian District People's Court and the Anhui Province Hefei City Intermediate People's Court against INES on substantially the same grounds and claimed RMB500,000 as compensation. The judgments of the legal proceedings were delivered in May 2008 and July 2008, and INES was ordered to settle compensation of approximately RMB165,000 and RMB63,000 to Beijing Ren'ai. In September 2008, INES appealed the judgment of Anhui Province Hefei City Intermediate People's Court to Anhui Province Higher People's Court. In June 2009, the appellate court issued the final judgment ordering INES to pay settlement compensation of approximately RMB62,000 to Beijing Ren'ai, which has been fully settled during fiscal year 2010. In January 2009, INES appealed the judgment of Beijing Haidian District People's Court to the appellate court, Beijing First Intermediate People's Court and the second instance started in July 2009. In December 2009, the case was settled by compensation of approximately RMB452,360 paid to Beijing Ren'ai in January 2010. In August 2009, Beijing Ren'ai commenced a new legal proceeding at the Beijing Haidian District People's Court against INES on substantially the same grounds and claimed RMB 1,000,000 as compensation. The judgment of the legal proceeding was delivered in March 2010 and INES was ordered to settle compensation of approximately RMB100,000. Upon receiving this judgment, in the same month, INES appealed the judgment of Beijing Haidian District People's Court to the appellate court, Beijing First Intermediate People's Court and the case remains pending as of the date of this report. Accruals of RMB100,000 has been made as of June 30, 2010 regarding this case.

In November 2008 and January 2009, Shenzhen Wanhong Technology Development Co. , Ltd. , ("Shenzhen Wanhong") commenced two separate legal proceedings at the Shenzhen Intermediate People's Court and Jinan Intermediate People's Court against INES and NNTS for alleged infringement of Shenzhen Wanhong's patent right. In March 2009, judgment from the Shenzhen Intermediate People's Court was delivered. INES and NNTS was order to settle compensation of approximately RMB514,000. INES and NNTS appealed to Guangdong Province Higher People's Court and final judgment was issued in September 2009 dismissing all the claims of Shenzhen Wanhong. In October 2009, Shenzhen Wanhong submitted the petition for retrial to Guangdong Province Higher People's Court to reconsider the final judgment issued in September 2009. In January 2010, the request for reconsideration was approved and the judgment by Guangdong Province Higher People's Court was subject to be reexamined. In relation to the case filed at Jinan Intermediate People's Court and Guangdong Province Higher People's Court, INES and NNTS requested the Patent Reexamination Board of the State Intellectual Property Office to reexamine Shenzhen Wanhong's patent and declare it invalid. As a result of the reexamination, the Patent Reexamination Board invalidated Shenzhen Wanhong's patent. Shenzhen Wanghong consequently filed an administrative action against the Patent Reexamination Board at Beijing First Intermediate People's Court. In January 2010, the judgment of the administrative action was delivered and the Shenzhen Wanhong's patent remained invalid. In March 2010, Shenzhen Wanhong appealed the judgment of Beijing First Intermediate People's Court to the appellate court, Beijing Higher People's Court and the second instance commenced in July 2010. In February 2011, Shenzhen Wanhong abandoned the legal action against INES and NNTS.

In addition, in the past three years, other than the above cases, the ELP business have been subject to several intellectual property legal proceedings. After the disposal ELP business, the Group is currently not a party to any material legal or administrative proceedings as of June 30, 2011.

Other contingency

The Company has not made adequate social welfare payments as required under applicable PRC labor laws. Accrual for the amounts under-paid has been made in the reported periods and amounted to RMB8,248,213 and RMB2,399,976 (US $371,312) as of June 30, 2010 and 2011, respectively. However, accrual for the penalties that may be imposed by the relevant PRC government authorities has not been made in the financial statements as management considered that it is not probable the relevant PRC government authorities will impose any penalty at all. Should the PRC government decide to assess penalty, the amount is estimated to be approximately RMB5,618,000, RMB3,318,000 (US $513,344) as of June 30, 2010 and 2011, respectively.

Statutory Reserves	12 Months Ended
Jun. 30, 2011
Statutory Reserves [Abstract]
Statutory Reserves
22.	Statutory reserves

The Group's subsidiaries incorporated in the PRC are required to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations ("PRC GAAP") to statutory surplus reserve and statutory public welfare fund whenever dividends are declared by these PRC subsidiaries.

The statutory surplus reserve can be used to increase the registered capital and eliminate future losses of the companies. It cannot be distributed to shareholders except in the event of a solvent liquidation of the companies. The Group's subsidiaries are required to appropriate 10% of their profit after income tax calculated in accordance with the PRC accounting standard and system to the statutory surplus reserve until the balance reaches 50% of their respective registered capital, where further appropriation, will be at their directors' recommendation. The statutory surplus reserve balance at June 30, 2010 and 2011, were RMB5,597,894 and RMB1,028,031 (US $159,095), respectively.

The statutory welfare public reserve can only be used for the collective benefits and facilities of the employees. The Group's subsidiaries are required to appropriate certain of their profit after income tax calculated in accordance with the PRC accounting standard and system to the statutory welfare public reserve. The percentage of appropriation will be at their directors' recommendation. No appropriation was made during the report periods.

These reserves represents appropriations of retained earnings determined according to PRC law and may not be distributable.

In addition to these reserves, the registered capital of the Company's PRC subsidiaries are also restricted. The total amount of the restricted capital and reserves at June 30, 2010 and 2011 amounted to RMB931,984,994 and RMB369,398,788 (US $57,151,510), respectively.

Segment Information	12 Months Ended
Jun. 30, 2011
Segment Information [Abstract]
Segment Information
23.	Segment information

Operating segments are defined as components of an enterprise that engage in business activities for which separate information is available and evaluated by the chief operating decision maker.

The Group operates and manages its business in two operating segments, LNS and Wentai. LNS segment mainly provides English language training services to children through its directly-owned training centers and franchised training centers based in Changsha. Wentai segment mainly focusing on providing early childhood, primary and secondary education services in the PRC.

The Group's chief operating decision maker ("CODM") has been identified as Chief Executive Officer and the senior management, including the President, Vice Presidents and Chief Finance Officer, who reviews operating result of respective operating segments separately to allocate resources and assess performance of the Group.

	LNS			Wentai			Corporate			Consolidated
	For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,
	2009	2010	2011	2009	2010	2011	2009	2010	2011	2009	2010	2011
Net revenue - external	—	39,897,671	41,590,668	—	—	51,884,191	4,707,511	—	—	4,707,511	39,897,671	93,474,859
Cost of revenue	—	(18,493,518)	(16,866,904)	—	—	(26,458,614)	(3,967,377)	—	—	(3,967,377)	(18,493,518)	(43,325,518)

Gross profits	—	21,404,153	24,723,764	—	—	25,425,577	740,134	—	—	740,134	21,404,153	50,149,341
Research and development expenditures	—	(1,878,735)	(2,150,968)	—	—	(61,225)	—	—	—	—	(1,878,753)	(2,212,193)
Sales and marketing expenses	—	(3,390,773)	(3,451,038)	—	—	(528,871)	—	—	—	—	(3,390,773)	(3,979,909)
General and administrative expenses	—	(7,221,763)	(10,119,934)	—	—	(18,172,879)	(21,734,647)	(34,948,576)	(37,175,691)	(21,734,647)	(42,170,339)	(65,468,504)
Other operating expenses	—	(103,113)	(13,073)	—	—	(215,436)	(48,888)	(2,758,830)	(10,343,477)	(48,888)	(2,861,943)	(10,571,986)
Other operating income	—	44,995	685,825	—	—	3,905,205	—	233,600	921,142	—	278,595	5,512,172
Derivative (loss) gain	—	—	—	—	—	—	5,807,511	—	—	5,807,511	—	—
Impairment loss on available-for-sale investment	—	—	—	—	—	—	—	—	(4,409,508)	—	—	(4,409,508)
Interest income	—	30,445	45,069	—	—	147,064	5,307,899	9,103,707	1,688,014	5,307,899	9,134,152	1,880,147
Investment income	—	—	30,652	—	—	3,005,029	15,257,412	2,823,770	7,986,545	15,257,412	2,823,770	11,022,226
Other non-operating income (expense)	—	3,844	(5,938,653)	—	—	(599,054)	6,203,615	5,958,505	5,357,848	6,203,615	5,962,349	(1,179,859)
Income taxes (expenses) benefits	—	(164,400)	(1,519,494)	—	—	(4,699,964)	—	—	—	—	(164,400)	(6,219,458)

Net income (loss)	—	8,724,653	2,292,150	—	—	8,205,446	11,533,036	(19,587,824)	(35,975,127)	11,533,036	(10,863,189)	(25,477,531)

Acquisition of property, plant and equipment	—	(2,319,712)	(4,813,177)	—	—	(7,814,626)	(93,568,247)	(11,574,791)	(10,463,955)	(93,568,247)	(13,894,503)	(23,091,758)
Acquisition of intangible assets	—	(2,700,000)	—	—	—	—	—	(1,425,773)	(1,545,725)	—	(4,125,773)	(1,545,725)
Acquisition of available-for-sale investment	—	—	—	—	—	—	—	(20,480,700)	—	—	(20,480,700)	—
Acquisition of equity investment	—	—	—	—	—	—	(21,581,952)	(8,685,215)	(4,000,000)	(21,581,952)	(8,685,215)	(4,000,000)
Amortization of intangible assets	—	1,369,709	1,500,292	—	—	1,980,764	184,001	2,513,727	1,578,490	184,001	3,883,436	5,059,546
Depreciation of property, plant and equipment	—	1,218,480	1,599,769	—	—	4,415,819	1,736,297	6,728,078	8,260,826	1,736,297	7,946,558	14,276,414
Loss on disposal of property, plant and equipment	—	212,794	—	—	—	—	—	—	—	—	212,794	—
Impairment loss on intangible assets	—	—	—	—	—	—	—	—	942,678	—	—	942,678

Segment assets	—	80,584,593	88,820,441	—	—	178,855,208	937,911,185	731,268,850	619,836,322	937,911,185	811,853,443	887,511,971

Segment liabilities	—	19,872,084	22,871,555	—	—	31,421,494	38,133,192	39,345,869	19,076,371	38,133,192	59,217,953	73,369,420

There were no inter-segment sales for the year ended June 30, 2009, 2010 and 2011.

Geographical disclosures: the Company mainly operates in the PRC and in 2009, 2010 and 2011, no single country other than the mainland China accounted for 10% or more of the Company's consolidated net revenue. In addition, all the identifiable assets of the Company are located in the PRC.

Major customers: there are no single customers who contributed for 10% or more of the Company's net revenue for the years ended June 30, 2009, 2010 and 2011.

Product groups: Included in the discontinued operation, the Company previously sold specialty handheld electronic learning devices, which included digital learning devices and e-dictionaries, that were similar in nature, had similar production process, had similar type of customers and utilized the same distribution method, as discrete financial information was not available for the Company's operations of prepaid cards and software; they are considered to be service lines instead of segment.

Apart from electronic learning devices, the Company also provide education services, which include supplement English Training, kindergartens and primary and secondary schools. As discrete financial information was not available for the Company's operations of these products groups, they are considered to be services lines instead of segment.

Revenue from these product groups are as follows:

	For the years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $
Discontinued operation
Electronic learning devices	664,745,790	640,390,206	204,712,282	31,672,048
Prepaid premium cards	175,284	—	—	—
Software	1,517,094	—	6,820,572	1,055,244

	666,438,168	640,390,206	211,532,854	32,727,292

Continuing operation
Supplemental English Training	4,707,511	36,068,515	33,134,682	5,126,430
Kindergartens	—	3,829,156	25,957,961	4,016,084
Primary and Secondary Schools	—	—	34,382,216	5,319,443

	4,707,511	39,897,671	93,474,859	14,461,957

	671,145,679	680,287,877	305,007,713	47,189,249

Subsequent Event	12 Months Ended
Jun. 30, 2011
Subsequent Event [Abstract]
Subsequent Event
24.	Subsequent event

In April 13, 2011, the Group has signed a definitive agreement to acquire an 80% interest in Shanghai Yuanbo Education Information and Consulting Corporation Ltd., a company focused on early childhood education services in the Yangtze Delta region, for a total consideration of RMB94,866,000. The transaction was completed by July 31, 2011 (See note 10.3 for details).

Note To Schedule 1	12 Months Ended
Jun. 30, 2011
Note To Schedule 1 [Abstract]
Note To Schedule 1

NOAH EDUCATION HOLDINGS LIMITED

NOTE TO SCHEDULE 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of June 30, 2011 and 2010, RMB369,398,788 (US $57,151,510) and RMB931,984,994 of the restricted capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of the Company has been presented for the years ended June 30, 2009, 2010 and 2011.

NOAH EDUCATION HOLDINGS LTD.

SCHEDULE 1

NOAH EDUCATION HOLDINGS LIMITED

BALANCE SHEET

	As of June 30,
	2010	2011
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	73,290,584	67,509,322
Amounts due from subsidiaries	711,440,391	137,550,433
Amounts due from a related party	—	47,532,200
Trading investments	5,493,179	—
Prepaid expenses and other current assets	3,064,689	954,470

Total current assets	793,288,843	253,546,425
Investments in subsidiaries	423,396,394	519,377,169
Investments	29,875,954	12,943,200

Total assets	1,246,561,191	785,866,794

Liabilities and Shareholders' Equity
Current Liabilities
Other payables and accruals	23,303,685	8,856,690
Deferred revenue	1,465,460	1,386,631

Total current liabilities	24,769,145	10,243,321

Non-current Liability
Deferred revenue	4,768,476	3,120,278

Total liabilities	29,537,621	13,363,599

Shareholders' Equity
Ordinary shares, US $0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2010 and 2011; 37,613,701 and 36,427,851 shares issued and outstanding as of June 30, 2010 and 2011 respectively	15,195	14,799
Additional paid-in capital	1,049,366,056	1,042,785,726
Accumulated other comprehensive loss	(88,951,624)	(119,328,924)
Accumulated income (losses)	256,593,943	(150,968,406)

Total shareholders' equity	1,217,023,570	772,503,195

Total liabilities and shareholders' equity	1,246,561,191	785,866,794

NOAH EDUCATION HOLDINGS LTD.

SCHEDULE 1

(Continued)

NOAH EDUCATION HOLDINGS LIMITED

STATEMENT OF OPERATIONS

	Years ended June 30,
	2009	2010	2011
	RMB	RMB	RMB
General and administrative expenses	(14,638,999)	(15,757,634)	(16,074,443)
Other operating expenses	(14,596)	—	(9,225,574)
Other operating (loss) income	(3,883,766)	5,597,938	1,538,027

Operating (loss) income	(18,537,361)	(10,159,696)	(23,761,990)
Derivative gain	5,807,511	—	—
Other non-operating income	3,161,579	—	—
Investment (loss) income	(934,649)	1,135,078	(3,397,269)
Interest income	324,807	669	674
Loss on disposal of ELP business	—	—	(486,628,367)

Loss before income taxes	(10,178,113)	(9,023,949)	(513,786,952)
Provision for income taxes	—	—	—

Loss after tax	(10,178,113)	(9,023,949)	(513,786,952)
Share of net profits of subsidiaries, net of taxes	107,168,356	14,683,774	105,794,180

Net income (loss)	96,990,243	5,659,825	(407,992,772)

NOAH EDUCATION HOLDINGS LIMITED

STATEMENT OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME

			Additional	Additional	Accumulated	Total
	Ordinary shares		paid-in	comprehensive	income	shareholders'	Comprehensive
	Share	Amount	capital	(Loss) Income	(losses)	equity	income
		RMB	RMB	RMB	RMB	RMB	RMB
As at July 1, 2008	38,063,201	15,349	1,169,618,982	(89,949,455)	205,248,312	1,284,933,188	59,746,842

Share repurchase	(2,585,138)	(883)	(62,461,110)	—	—	(62,461,993)
Exercise of share options	111,057	38	661,926	—	—	661,964
Net income	—	—	—	—	96,990,243	96,990,243	96,990,243
Share-based compensation	—	—	8,173,461	—	—	8,173,461
Cumulative translation adjustment	—	—	—	(3,682,983)	—	(3,682,983)	(3,682,983)
Dividend to ordinary shareholders	—	—	(86,215,226)	—	(51,304,437)	(137,519,663)

As at June 30, 2009	35,589,120	14,504	1,029,778,033	(93,632,438)	250,934,118	1,187,094,217	93,307,260

Issue of shares	2,647,743	905	37,384,095	—	—	37,385,000
Share repurchase	(1,394,300)	(477)	(38,698,132)	—	—	(38,698,609)
Exercise of share options	771,138	263	10,506,239	—	—	10,506,502
Net income	—	—	—	—	5,659,825	5,659,825	5,659,825
Share-based compensation	—	—	10,395,821	—	—	10,395,821
Cumulative translation adjustment	—	—	—	(4,714,440)	—	(4,714,440)	(4,714,440)
Unrealized gain on available-for-saleinvestment	—	—	—	9,395,254	—	9,395,254	9,395,254

As at June 30, 2010	37,613,701	15,195	1,049,366,056	(88,951,624)	256,593,943	1,217,023,570	10,340,639

Issue of shares as employee compensation	150,000	49	2,429,120	—	—	2,429,169
Share repurchase	(1,375,478)	(458)	(18,404,391)	—	—	(18,404,849)
Exercise of share options	39,628	13	386,445	—	—	386,458
Net loss	—	—	—	—	(407,992,772)	(407,992,772)	(407,992,772)
Share-based compensation	—	—	9,008,496	—	—	9,008,496
Cumulative translation adjustment	—	—	—	(17,854,046)	—	(17,854,046)	(17,854,046)
Unrealized loss on available-for-sale investment	—	—	—	(12,523,254)	—	(12,523,254)	(12,523,254)
Acquisition of subsidiaries	—	—	—	—	430,423	430,423

As at June 30, 2011	36,427,851	14,799	1,042,785,726	(119,328,924)	(150,968,406)	772,503,195	(438,370,072)

NOAH EDUCATION HOLDINGS LIMITED

STATEMENT OF CASH FLOWS

	Years ended June 30,
	2009	2010	2011
	RMB	RMB	RMB
Cash flows from operating activities:
Net income (loss)	96,990,243	5,659,825	(407,992,772)
Adjustments to reconcile net income to net cash used in operating activities:
Share of net profits of subsidiaries	(107,168,356)	(14,683,774)	(105,794,180)
Derivative gain	(5,807,511)	—	—
Loss (gain) on trading investments, net	1,428,850	(868,255)	(653,861)
Unrealised impairment loss on available-for-sale investment	—	—	4,409,508
Share based compensation	1,384,373	3,501,096	4,486,749
Unrealized exchange difference	263,282	(2,893,637)	2,073,020
Loss on disposal of ELP business	—	—	486,628,367
Changes in current assets and liabilities:
Trading investments	3,467,425	3,354,018	6,147,040
Prepaid expenses and other current assets	2,588,623	(2,640,603)	2,110,219
Other payables and accruals	488,686	(493,509)	(14,016,572)
Deferred revenue	(1,493,059)	(1,459,299)	(1,727,027)

Net cash used in operating activities	(7,857,444)	(10,524,138)	(24,329,509)

Cash flows from investing activities:
Deposit for investment	(18,581,952)	18,581,952	—
Amount paid for acquisition of LNS	—	(33,000,000)	—
Repayment from subsidiaries	275,001,695	76,831,395	(270,609)
Acquisition of investments	—	(20,480,700)	—
Disposal of subsidiaries	—	—	40,000,000

Net cash provided by investing activities	256,419,743	41,932,647	39,729,391

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	—	—	49
Proceeds from exercise of share options	661,964	10,506,502	386,458
Shares repurchase	(62,461,993)	(38,698,609)	(18,404,849)
Dividend paid to ordinary and preference shareholders	(137,519,663)	—	—

Net cash used in financing activities	(199,319,692)	(28,192,107)	(18,018,342)

Effect of exchange rate changes on cash and cash equivalents	(85,011)	(520,813)	(3,162,802)
Net increase (decrease) in cash and cash equivalents	49,242,607	3,216,402	(2,618,460)
Cash and cash equivalents at the beginning of year	21,437,399	70,594,995	73,290,584

Cash and cash equivalents at the end of year	70,594,995	73,290,584	67,509,322